Balanced Fund
Schedule of Investments
December 31, 2021 (Unaudited)
Common Stocks - 45 .5 % a
Information Technology
% of Net
Assets Shares $ Value
Data Processing & Outsourced Services 4.4
Visa, Inc. - Class A 15,821 3,428,569
Mastercard, Inc. - Class A 9,492 3,410,666
Fidelity National Information Services, Inc. 24,409 2,664,242
a
Systems Software 3.7
Microsoft Corp. 15,821 5,320,918
Oracle Corp. 31,642 2,759,499
a
Semiconductors 2.3
Analog Devices, Inc. 15,821 2,780,857
Texas Instruments, Inc. 11,301 2,129,900
a
IT Consulting & Other Services 1.4
Accenture plc - Class A
(a)
7,232 2,998,026
a
11.8 25,492,677
Financials
Investment Banking & Brokerage 2.3
The Charles Schwab Corp. 58,763 4,941,968
a
Multi-Sector Holdings 2.1
Berkshire Hathaway, Inc. - Class B
(b)
15,369 4,595,331
a
Insurance Brokers 2.0
Aon plc - Class A
(a)
14,348 4,312,435
a
Property & Casualty Insurance 1.7
Markel Corp.
(b)
2,938 3,625,492
a
Financial Exchanges & Data 1.2
S&P Global, Inc. 5,424 2,559,748
a
Diversified Banks 1.0
JPMorgan Chase & Co. 14,465 2,290,533
a
Mortgage REITs 0.7
Redwood Trust, Inc. 108,485 1,430,917
a
11.0 23,756,424
Health Care
Health Care Services 2.2
Laboratory Corp. of America Holdings
(b)
15,369 4,829,093
a
Life Sciences Tools & Services 2.2
Thermo Fisher Scientific, Inc. 7,232 4,825,480
a
Health Care Equipment 2.1
Danaher Corp. 13,561 4,461,705
a
6.5 14,116,278
Communication Services
Cable & Satellite 2.5
Comcast Corp. - Class A 54,243 2,730,050
Liberty Broadband Corp. - Class C
(b)
15,821 2,548,763
a
Interactive Media & Services 2.3
Alphabet, Inc. - Class C
(b)
1,718 4,971,188
a
4.8 10,250,001
a
Materials
% of Net
Assets Shares $ Value
Construction Materials 3.3
Vulcan Materials Co. 18,985 3,940,906
Martin Marietta Materials, Inc. 7,232 3,185,841
a
Industrial Gases 1.3
Linde plc
(a)
8,136 2,818,554
a
4.6 9,945,301
Industrials
Industrial Conglomerates 2.2
Roper Technologies, Inc. 5,424 2,667,849
Honeywell International, Inc. 9,944 2,073,423
a
Industrial Machinery 2.1
IDEX Corp. 9,944 2,349,966
Fortive Corp. 27,121 2,069,061
a
4.3 9,160,299
Consumer Discretionary
Automotive Retail 1.3
AutoZone, Inc.
(b)
1,356 2,842,705
Consumer Staples
Distillers & Vintners 1.2
Diageo plc - ADR
(a)
12,205 2,686,809
a
Total Common Stocks (Cost $45,897,385) 98,250,494
Non-Convertible Preferred Stocks - 1 .7 % a
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $3,461,303) 35,000 3,612,700
Corporate Bonds - 2 .7 % a
a a
$ Principal
Amount $ Value a
a
AutoZone, Inc.
3.625% 4/15/25 500,000 533,588
First Republic Bank
2.5% 6/06/22 2,185,000 2,198,943
JPMorgan Chase & Co.
3.375% 5/01/23 500,000 515,644
Markel Corp.
4.9% 7/01/22 410,000 418,442
3.625% 3/30/23 500,000 515,612
U.S. Bancorp
2.4% 7/30/24 500,000 516,883
Wells Fargo & Co.
3.5% 3/08/22 1,000,000 1,005,754
a
Total Corporate Bonds (Cost $5,620,095) 5,704,866
Corporate Convertible Bonds - 0 .9 % a
a
Redwood Trust, Inc.
5.625% 7/15/24 (Cost $1,884,284) 2,000,000 2,019,640

Balanced Fund
(Continued)
Schedule of Investments
December 31, 2021 (Unaudited)
Asset-Backed Securities - 6 .6 % a
a a
$ Principal
Amount $ Value a
a
Automobile
American Credit Acceptance Receivables Trust (ACAR)
Series 2020-4 Class A - 0.53% 3/13/24
(c)
42,630 42,635
Series 2021-2 Class B - 0.37% 10/15/24
(c)
110,127 110,082
ARI Fleet Lease Trust (ARIFL)
Series 2020-A Class A - 1.77% 8/15/28
(c)
87,119 87,462
CFMT LLC (CFMT)
Series 2021-AL1 Class B - 1.39% 9/22/31
(c)
685,753 683,953
Chesapeake Funding II LLC (CFII)
Series 2021-1A Class A1 - 0.47% 4/15/33
(c)
396,692 395,034
DT Auto Owner Trust (DTAOT)
Series 2020-3A Class C - 0.54% 4/15/24
(c)
129,974 130,011
Enterprise Fleet Financing LLC (EFF)
Series 2019-2 Class A - 2.29% 2/20/25
(c)
140,997 140,743
Series 2020-1 Class A - 1.78% 12/22/25
(c)
262,036 264,073
GLS Auto Receivables Issuer Trust (GCAR)
Series 2020-1A Class A - 2.17% 2/15/24
(c)
18,859 18,887
Series 2020-2A Class A1 - 1.58% 8/15/24
(c)
49,476 49,604
Series 2020-4A Class A - 0.52% 2/15/24
(c)
86,151 86,171
Series 2021-1A Class  A1 - 0.34% 5/15/24
(c)
221,911 221,908
Series 2021-4A Class A - 0.84% 7/15/25
(c)
500,000 500,026
JPMorgan Chase Auto Credit Linked Note (CACLN)
Series 2020-1 Class A5 - 0.991% 1/25/28
(c)
346,463 346,618
Series 2020-2 Class A2 - 0.84% 2/25/28
(c)
57,397 57,308
Series 2021-1 Class A2 - 0.875% 9/25/28
(c)
552,888 551,189
Series 2021-2 Class A4 - 0.889% 12/26/28
(c)
429,993 427,955
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A - 1.3% 8/17/26
(c)
908,653 905,749
Securitized Term Auto Loan Receivables Trust (SSTRT)
Series 2019-CRTA Class A - 2.453% 3/25/26
(a) (c)
73,813 74,549
Wheels SPV 2 LLC (WHLS)
Series 2020-1A Class A2 - 0.51% 8/20/29
(c)
698,824 698,224
a
5,792,181
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO LP (ABPCI)
Series 2020-10A Class A - 2.0815% 1/20/32 Floating
Rate (Qtrly LIBOR + 195)
(a) (c) (d)
500,000 500,292
Audax Senior Debt CLO LLC (AUDAX)
Series 2021-6A Class A1 - 1.63797% 10/20/33 Floating
Rate (Qtrly LIBOR + 150)
(c) (d)
500,000 500,251
Blackrock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A - 1.8315% 4/20/33 Floating Rate
(Qtrly LIBOR + 170)
(a) (c) (d)
500,000 499,999
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class A - 1.97375% 10/15/31 Floating
Rate (Qtrly LIBOR + 185)
(a) (c) (d)
500,000 501,328
Series 2021-6A Class A - 1.55324% 11/22/33 Floating
Rate (Qtrly LIBOR + 140)
(a) (c) (d)
400,000 400,038
Churchill Middle Market CLO Ltd. (CHMML)
Series 2021-1A Class A1 - 1.63382% 10/24/33 Floating
Rate (Qtrly LIBOR + 150)
(a) (c) (d)
250,000 250,000
Fortress Credit Opportunities CLO Ltd. (FCO)
Series 2021-15A Class A2 - 1.67388% 4/25/33 Floating
Rate (Qtrly LIBOR + 155)
(a) (c) (d)
500,000 499,998
Golub Capital Partners CLO Ltd. (GOCAP)
Series 2021-54A Class A2 - 1.65065% 8/05/33 Floating
Rate (Qtrly LIBOR + 153)
(a) (c) (d)
500,000 499,973
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 - 1.63382% 9/14/33 Floating
Rate (Qtrly LIBOR + 150)
(a) (c) (d)
500,000 500,247
a
a a
$ Principal
Amount $ Value a
a
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A1 - 1.3815% 4/20/29 Floating
Rate (Qtrly LIBOR + 125)
(a) (c) (d)
500,000 499,999
a
4,652,125
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2021-A Class A4 - 0.88% 8/15/25
(c)
100,000 100,039
Foundation Finance Trust (FFIN)
Series 2021-2A Class A - 2.19% 1/15/42
(c)
250,000 249,749
Marlette Funding Trust (MFT)
Series 2021-1A Class A2 - 0.6% 6/16/31
(c)
45,294 45,292
Onemain Financial Issuance Trust (OMFIT)
Series 2018-1A Class A - 3.3% 3/14/29
(c)
139,735 139,842
SoFi Consumer Loan Program Trust (SCLP)
Series 2019-4 Class B - 2.56% 8/25/28
(c)
285,000 286,463
Upstart Securitization Trust (UPST)
Series 2021-3 Class A - 0.83% 7/20/31
(c)
205,040 204,373
Series 2021-5 Class A - 1.31% 11/20/31
(c)
250,000 249,198
a
1,274,956
a
Equipment
Amur Equipment Finance Receivables LLC (AXIS)
Series 2021-1A Class A2 - 0.75% 11/20/26
(c)
672,991 670,334
CCG Receivables Trust (CCG)
Series 2019-2 Class A - 2.11% 3/15/27
(c)
136,214 137,168
Dell Equipment Finance Trust (DEFT)
Series 2020-2 Class A - 0.47% 10/24/22
(c)
325,768 325,922
Series 2021-2 Class A2 - 0.53% 12/22/26
(c)
625,000 618,605
SCF Equipment Leasing LLC (SCFET)
Series 2020-1A Class A - 0.68% 10/20/25
(c)
189,527 189,612
a
1,941,641
a
Other
Octane Receivables Trust (OCTL)
Series 2020-1A Class A2 - 1.71% 2/20/25
(c)
212,888 213,581
Series 2021-1A Class A5 - 0.93% 3/22/27
(c)
106,136 105,669
Series 2021-2A Class A - 1.21% 9/20/28
(c)
239,538 238,365
557,615
a
Total Asset-Backed Securities (Cost $14,233,255) 14,218,518
Commercial Mortgage-Backed Securities - 1 .8 % a
a
AREIT Trust (AREIT)
Series 2021-CRE5 Class A - 1.18975% 7/17/26 Floating
Rate (Mthly LIBOR + 108)
(c)
500,000 499,354
BFLD Trust (BFLD)
Series 2020-OBRK Class A - 2.16% 11/15/22 Floating
Rate (Mthly LIBOR + 205)
(c)
125,000 125,213
BPCRE Ltd. (BPCRE)
Series 2021-FL1 Class A4 - 1.25863% 2/15/37 Floating
Rate (Mthly LIBOR + 115)
(a) (c)
500,000 501,077
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A - 1.35388% 7/16/35 Floating
Rate (Mthly LIBOR + 125)
(a) (c)
435,861 436,363
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 - 1.1575% 6/16/36 Floating
Rate (Mthly LIBOR + 105)
(a) (c)
250,000 250,040

a
a a
$ Principal
Amount $ Value a
a
Series 2021-FL2 Class A4 - 1.1075% 9/19/26 Floating
Rate (Mthly LIBOR + 100)
(a) (c)
250,000 249,539
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 - 1.17863% 2/15/39 Floating
Rate (Mthly LIBOR + 107)
(a) (c)
500,000 499,387
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A - 1.40975% 7/15/36 Floating
Rate (Mthly LIBOR + 130)
(a) (c)
500,000 500,171
MF1 Ltd. (MF1)
Series 2019-FL2 Class D - 2.51415% 12/25/34 Floating
Rate (Mthly LIBOR + 246)
(a) (c)
416,000 415,497
VMC Finance LLC (VMC)
Series 2021-FL4 Class A - 1.20388% 6/16/36 Floating
Rate (Mthly LIBOR + 110)
(c)
415,581 416,050
a
Total Commercial Mortgage-Backed Securities (Cost $3,892,345) 3,892,691
Mortgage-Backed Securities - 2 .7 % a
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class A - 4% 3/15/25 14,370 14,845
a
Pass-Through Securities
J14649 – 3.5% 4/01/26 24,561 25,886
E02948 – 3.5% 7/01/26 53,903 56,802
J16663 – 3.5% 9/01/26 31,278 32,966
ZS8692 – 2.5% 4/01/33 176,992 183,429
313,928
a
Federal National Mortgage Association
Pass-Through Securities
AR8198 – 2.5% 3/01/23 15,666 16,195
MA1502 – 2.5% 7/01/23 14,891 15,394
995755 – 4.5% 5/01/24 2,891 3,004
AB1769 – 3% 11/01/25 25,754 26,952
AB3902 – 3% 11/01/26 53,977 56,536
AK3264 – 3% 2/01/27 42,851 44,952
AB6291 – 3% 9/01/27 238,013 249,586
MA3189 – 2.5% 11/01/27 192,477 198,991
MA3791 – 2.5% 9/01/29 386,803 400,253
BM5708 – 3% 12/01/29 218,353 228,563
AS7701 – 2.5% 8/01/31 930,727 967,629
MA3540 – 3.5% 12/01/33 113,964 120,388
2,328,443
a
Government National Mortgage Association
Pass-Through Securities
5255 – 3% 12/20/26 52,264 54,655
a
Non-Government Agency
Collateralized Mortgage Obligations
Flagstar Mortgage Trust (FSMT)
Series 2021-7 Class B - 2.5% 8/25/51
(c) (d)
465,740 469,717
JPMorgan Mortgage Trust (JPMMT)
Series 2014-5 Class B - 2.86653% 10/25/29
(c) (d)
80,229 81,499
Series 2016-3 Class A - 3% 10/25/46
(c) (d)
232,693 231,674
Series 2017-3 Class A - 2.5% 8/25/47
(c) (d)
253,021 251,750
Series 2020-7 Class A - 3% 1/25/51
(c) (d)
91,543 91,946
a
a a
$ Principal
Amount $ Value a
a
Series 2020-8 Class A - 3% 3/25/51
(c) (d)
139,125 139,623
Series 2021-6 Class B - 2.5% 10/25/51
(c) (d)
618,772 624,636
Series 2021-8 Class B - 2.5% 12/25/51
(c) (d)
453,429 457,442
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A - 3% 2/25/50
(c) (d)
107,250 107,469
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 - 2.5% 7/25/51
(c) (d)
451,152 455,709
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A - 4.5% 8/25/49
(c) (d)
150,561 152,185
Series 2020-2 Class A - 3.5% 3/25/50
(c) (d)
26,183 26,272
Series 2020-3 Class A - 3% 4/25/50
(c) (d)
73,411 74,004
3,163,926
a
Total Mortgage-Backed Securities (Cost $5,812,079) 5,860,952
U.S. Treasuries - 27 .9 % a
a
U.S. Treasury Notes
1.75% 2/28/22 2,000,000 2,005,258
0.375% 3/31/22 3,000,000 3,002,071
1.875% 4/30/22 1,000,000 1,005,695
1.75% 4/30/22 2,000,000 2,010,582
2.125% 6/30/22 2,000,000 2,018,643
2% 7/31/22 1,000,000 1,010,302
1.875% 7/31/22 1,000,000 1,009,404
1.875% 8/31/22 2,000,000 2,021,004
2% 11/30/22 3,000,000 3,043,614
2% 2/15/23 1,000,000 1,017,363
2.5% 3/31/23 2,000,000 2,049,531
1.625% 5/31/23 2,000,000 2,030,391
2.5% 8/15/23 2,000,000 2,060,078
2.125% 11/30/23 2,000,000 2,053,906
2.125% 2/29/24 2,000,000 2,057,656
2% 4/30/24 1,000,000 1,027,227
0.25% 6/15/24 2,000,000 1,970,781
1.25% 8/31/24 3,000,000 3,027,891
0.75% 11/15/24 2,000,000 1,989,063
1.375% 1/31/25 1,000,000 1,011,562
0.375% 4/30/25 2,000,000 1,955,938
0.25% 6/30/25 1,000,000 971,680
2.75% 8/31/25 2,000,000 2,116,172
0.375% 11/30/25 2,000,000 1,939,766
0.5% 2/28/26 4,000,000 3,887,031
0.75% 5/31/26 2,000,000 1,959,063
1.5% 8/15/26 2,000,000 2,022,969
1.625% 10/31/26 4,000,000 4,068,906
0.5% 8/31/27 2,000,000 1,908,828
1.25% 3/31/28 2,000,000 1,982,656
a
Total U.S. Treasuries (Cost $60,224,179) 60,235,031
Cash Equivalents - 9 .3 % a
a
a
U.S. Treasury Bills, 0.02% to 0.05%, 2/15/22
to 3/24/22
(e)
20,000,000 19,998,446
a
Total Cash Equivalents (Cost $19,998,540) 19,998,446
Total Investments in Securities (Cost $161,023,465) 213,793,338

Balanced Fund
(Continued)
Schedule of Investments
December 31, 2021 (Unaudited)
a
a
a
Cash - 0.8%
(f)
1,688,700
Other Assets Less Other Liabilities -  0.1% 297,351
Net Assets - 100% 215,779,389
Net Asset Value Per Share - Investor Class 17.34
Net Asset Value Per Share - Institutional Class 17.35
(a)
Foreign domiciled entity.
(b)
Non-income producing.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)
The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(e)
Interest rates presented represent the effective yield at December 31, 2021.
(f)
Cash held in an interest bearing account with a .03% interest rate.

Core Plus Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
Corporate Bonds - 28 .5 % a
a a
$ Principal
Amount $ Value a
a
Abercrombie & Fitch Management Co.
8.75% 7/15/25
(a)
1,458,000 1,571,360
Affiliated Managers Group, Inc.
3.5% 8/01/25 445,000 473,489
Alexandria Real Estate Equities, Inc.
3.95% 1/15/28 366,000 404,423
Ally Financial, Inc.
5.125% 9/30/24 1,750,000 1,913,401
American Airlines Group, Inc.
3.75% 3/01/25^
(a)
1,000,000 936,095
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a)
3,300,000 3,436,719
Ares Capital Corp.
2.875% 6/15/28 1,000,000 996,310
Ashtead Capital, Inc.
4.375% 8/15/27
(a)
1,000,000 1,038,860
4% 5/01/28
(a)
670,000 700,476
2.45% 8/12/31
(a)
500,000 487,394
AT&T, Inc.
6.8% 5/15/36 713,000 976,667
Bath & Body Works, Inc.
6.95% 3/01/33^ 500,000 585,730
Berkshire Hathaway Finance Corp.
4.25% 1/15/49 500,000 615,447
Booking Holdings, Inc.
3.6% 6/01/26 2,000,000 2,158,648
3.55% 3/15/28 464,000 504,128
Boston Properties LP
3.125% 9/01/23 555,000 571,149
Broadcom, Inc.
3.419% 4/15/33
(a)
350,000 367,299
3.137% 11/15/35
(a)
1,014,000 1,021,133
Carlisle Cos., Inc.
3.5% 12/01/24 532,000 561,441
3.75% 12/01/27 500,000 539,990
CDW LLC / CDW Finance Corp.
3.276% 12/01/28 1,000,000 1,026,510
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.2% 3/15/28 650,000 712,420
Choice Hotels International, Inc.
3.7% 1/15/31 250,000 265,391
Cinemark USA, Inc.
5.875% 3/15/26
(a)
500,000 506,875
5.25% 7/15/28
(a)
2,000,000 1,953,420
Compass Group Diversified Holdings LLC
5.25% 4/15/29
(a)
2,081,000 2,183,614
Cox Communications, Inc.
3.5% 8/15/27
(a)
842,000 905,195
Credit Suisse Group AG
3.8% 6/09/23
(b)
827,000 857,127
Credit Suisse Group Funding Ltd.
3.8% 9/15/22
(b)
1,000,000 1,021,764
Delta Air Lines Inc/SkyMiles IP Ltd.
4.5% 10/20/25
(a)
560,000 588,914
4.75% 10/20/28
(a)
1,100,000 1,202,060
Devon Energy Corp.
5.25% 10/15/27
(a)
325,000 342,872
4.5% 1/15/30
(a)
920,000 988,079
Diamondback Energy, Inc.
2.875% 12/01/24 600,000 622,867
3.25% 12/01/26 75,000 79,152
a
a a
$ Principal
Amount $ Value a
a
3.5% 12/01/29 100,000 106,150
Dow Chemical Co. (The)
4.25% 10/01/34 1,052,000 1,216,201
Drax Finco PLC
6.625% 11/01/25
(a) (b)
1,000,000 1,033,685
Duke Energy Carolinas LLC
6% 12/01/28 445,000 550,169
Element Fleet Management Corp.
3.85% 6/15/25
(a) (b)
1,000,000 1,064,220
Energy Transfer LP
2.9% 5/15/25 500,000 516,935
4.75% 1/15/26 200,000 218,973
Enterprise Products Operating LLC
4.45% 2/15/43 990,000 1,131,932
EPR Properties
4.75% 12/15/26 1,250,000 1,336,748
4.5% 6/01/27 1,330,000 1,405,299
4.95% 4/15/28 830,000 896,333
EQT Corp.
3% 10/01/22 801,000 810,119
Essential Properties LP
2.95% 7/15/31 1,500,000 1,480,081
Expedia Group, Inc.
3.8% 2/15/28 484,000 517,895
3.25% 2/15/30 90,000 91,942
Ford Motor Credit Co. LLC
1.22088% 8/03/22 Floating Rate (Qtrly LIBOR + 108) 2,000,000 2,003,635
3.81% 1/09/24 1,190,000 1,235,792
Georgia-Pacific LLC
7.25% 6/01/28 1,000,000 1,295,730
Goldman Sachs Group, Inc. (The)
1.23013% 6/05/23 Floating Rate (Qtrly LIBOR + 105) 2,187,000 2,193,033
1.77563% 11/29/23 Floating Rate (Qtrly LIBOR + 160) 1,250,000 1,275,651
Hercules Capital, Inc.
2.625% 9/16/26 1,000,000 992,194
Hershey Co. (The)
2.3% 8/15/26 335,000 347,445
Highwoods Realty LP
2.6% 2/01/31 500,000 495,676
Host Hotels & Resorts LP
Series H 3.375% 12/15/29 612,000 624,426
Indiana Bell Telephone Co., Inc.
7.3% 8/15/26 535,000 649,018
iStar, Inc.
4.25% 8/01/25 1,375,000 1,407,931
JPMorgan Chase & Co.
2.972% 1/15/23 2,575,000 2,576,795
0.653% 9/16/24 Floating Rate (Qtrly SOFR + 60) 1,000,000 995,700
L Brands, Inc.
6.694% 1/15/27 2,445,000 2,814,195
Lennar Corp.
4.75% 5/30/25 622,000 681,158
Level 3 Financing, Inc.
5.25% 3/15/26 750,000 767,674
Lexington Realty Trust
2.7% 9/15/30 500,000 496,050
Markel Corp.
4.9% 7/01/22 250,000 255,148
3.625% 3/30/23 200,000 206,245
3.5% 11/01/27 550,000 588,872
Marriott International, Inc.
Series HH 2.85% 4/15/31 500,000 498,989

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2021 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Marvell Technology, Inc.
4.2% 6/22/23 300,000 311,871
Masonite International Corp.
5.375% 2/01/28
(a)
1,646,000 1,728,572
3.5% 2/15/30
(a)
100,000 99,018
MasTec, Inc.
4.5% 8/15/28
(a)
500,000 520,093
Matador Resources Co.
5.875% 9/15/26 1,450,000 1,495,465
Micron Technology, Inc.
4.185% 2/15/27 500,000 548,207
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(a)
1,355,000 1,448,502
Molex Electronic Technologies LLC
3.9% 4/15/25
(a)
565,000 593,073
MPLX LP
4.875% 12/01/24 750,000 814,588
4.875% 6/01/25 190,000 208,071
4% 3/15/28 85,000 92,186
4.8% 2/15/29 250,000 285,720
4.7% 4/15/48 551,000 637,237
Office Properties Income Trust
4% 7/15/22 1,733,000 1,756,236
OneMain Finance Corp.
5.375% 11/15/29 900,000 979,875
PDC Energy, Inc.
6.125% 9/15/24 407,000 412,527
5.75% 5/15/26 2,827,000 2,924,970
Physicians Realty LP
4.3% 3/15/27 1,271,000 1,411,682
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 798,000 827,539
4.3% 1/31/43 75,000 75,608
QVC, Inc.
4.375% 3/15/23 500,000 515,587
Realty Income Corp.
3.95% 8/15/27 575,000 637,951
RELX Capital, Inc.
4% 3/18/29 500,000 555,087
Starwood Property Trust, Inc.
4.75% 3/15/25 1,125,000 1,171,187
STORE Capital Corp.
4.5% 3/15/28 503,000 556,750
4.625% 3/15/29 500,000 560,971
2.7% 12/01/31 1,250,000 1,223,725
Sumitomo Mitsui Banking Corp.
3% 1/18/23
(b)
605,000 618,811
Symetra Financial Corp.
4.25% 7/15/24 640,000 680,160
T-Mobile USA, Inc.
2.625% 4/15/26 250,000 251,576
3.375% 4/15/29 1,250,000 1,275,838
United Airlines Holdings, Inc.
4.875% 1/15/25^ 200,000 205,960
Verizon Communications, Inc.
0.75% 3/22/24 1,000,000 996,397
VistaJet Malta Finance plc/XO Management Holding, Inc.
10.5% 6/01/24
(a) (b)
1,000,000 1,071,040
Wells Fargo & Co.
4.125% 8/15/23 1,439,000 1,509,655
a
a a
$ Principal
Amount $ Value a
a
1.35863% 10/31/23 Floating Rate (Qtrly LIBOR + 123) 1,327,000 1,337,866
a
Total Corporate Bonds (Cost $94,159,273) 98,234,059
Corporate Convertible Bonds - 0 .6 % a
a
Redwood Trust, Inc.
4.75% 8/15/23 850,000 876,605
5.625% 7/15/24 700,000 706,874
5.75% 10/01/25 500,000 515,100
a
Total Corporate Convertible Bonds (Cost $1,894,866) 2,098,579
Asset-Backed Securities - 21 .5 % a
a
Automobile
ACC Auto Trust (AUTOC)
Series 2021-A Class A - 1.08% 4/15/27
(a)
561,501 560,221
American Credit Acceptance Receivables Trust (ACAR)
Series 2020-4 Class D - 1.77% 12/14/26
(a)
615,000 618,346
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2019-1 Class A - 2.99% 7/15/24
(a)
175,052 176,211
Series 2021-1A Class A - 1.19% 1/15/27
(a)
116,139 115,789
Carvana Auto Receivables Trust (CRVNA)
Series 2019-1A Class C - 3.5% 2/15/24
(a)
292,235 293,312
CFMT LLC (CFMT)
Series 2021-AL1 Class B - 1.39% 9/22/31
(a)
1,600,091 1,595,891
DT Auto Owner Trust (DTAOT)
Series 2019-3A Class D - 2.96% 4/15/25
(a)
1,000,000 1,021,261
Enterprise Fleet Financing LLC (EFF)
Series 2019-2 Class A - 2.29% 2/20/25
(a)
176,247 175,928
Exeter Automobile Receivables Trust (EART)
Series 2017-3A Class C - 3.68% 7/17/23
(a)
29,100 29,338
First Investors Auto Owner Trust (FIAOT)
Series 2017-3A Class C - 3% 1/16/24
(a)
61,253 61,337
Series 2017-3A Class D - 3.44% 3/15/24
(a)
571,000 576,120
GLS Auto Receivables Issuer Trust (GCAR)
Series 2019-4A Class A - 2.47% 11/15/23
(a)
4,964 4,974
Series 2020-1A Class A - 2.17% 2/15/24
(a)
37,718 37,773
Series 2020-2A Class B - 3.16% 6/16/25
(a)
750,000 766,309
JPMorgan Chase Bank NA (CACLN)
Series 2020-1 Class D - 1.886% 1/25/28
(a)
346,463 348,036
Series 2020-1 Class F - 6.684% 1/25/28
(a)
1,000,000 1,030,565
Series 2021-2 Class E - 2.28% 12/26/28
(a)
859,987 856,823
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A - 1.3% 8/17/26
(a)
1,590,142 1,585,062
Series 2021-1A Class D - 3.99% 11/15/29
(a)
3,523,789 3,476,152
Santander Bank NA (SBCLN)
Series 2021-1A Class C - 3.268% 12/15/31
(a)
575,000 574,600
Securitized Term Auto Loan Receivables Trust (SSTRT)
Series 2019-CRTA Class C - 2.849% 3/25/26
(a) (b)
295,253 298,655
a
14,202,703
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO X LP (ABPCI)
Series 2020-10A Class B1 - 2.4815% 1/20/32 Floating
Rate (Qtrly LIBOR + 235)
(a) (b) (c)
1,000,000 999,994
Arbor Realty Commercial Real Estate Notes Ltd. (ARCLO)
Series 2021-FL4 Class C - 2.39% 11/15/36 Floating Rate
(Mthly LIBOR + 230)
(a) (b) (c)
5,000,000 5,004,106

a
a a
$ Principal
Amount $ Value a
a
Audax Senior Debt CLO LLC (AUDAX)
Series 2021-6A Class B - 2.08797% 10/20/33 Floating
Rate (Qtrly LIBOR + 195)
(a) (c)
3,000,000 3,005,234
Ballyrock CLO Ltd. (BALLY)
Series 2016-1A Class BR2 - 1.47375% 10/15/28 Floating
Rate (Qtrly LIBOR + 135)
(a) (b) (c)
1,000,000 999,998
BlackRock Elbert CLO V Ltd. (ELB)
Series 5A Class A1 - 2.10275% 12/15/31 Floating Rate
(Qtrly LIBOR + 190)
(a) (b) (c)
500,000 500,795
Blackrock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class B - 2.1815% 4/20/33 Floating Rate
(Qtrly LIBOR + 205)
(a) (b) (c)
1,800,000 1,799,993
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A - 2.10275% 12/15/28 Floating
Rate (Qtrly LIBOR + 190)
(a) (b) (c)
636,429 636,748
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class B - 2.67375% 10/15/31 Floating
Rate (Qtrly LIBOR + 255)
(a) (b) (c)
500,000 500,095
Series 2020-1A Class C - 3.82375% 10/15/31 Floating
Rate (Qtrly LIBOR + 370)
(a) (b) (c)
500,000 500,091
Series 2020-2A Class A - 2.02375% 10/15/32 Floating
Rate (Qtrly LIBOR + 190)
(a) (b) (c)
495,000 495,632
Series 2020-2A Class B - 2.72375% 10/15/32 Floating
Rate (Qtrly LIBOR + 260)
(a) (b) (c)
500,000 499,997
Series 2021-2A Class B - 2.02375% 4/22/33 Floating
Rate (Qtrly LIBOR + 190)
(a) (b) (c)
1,500,000 1,499,994
Series 2021-6A Class B - 1.90324% 11/22/33 Floating
Rate (Qtrly LIBOR + 175)
(a) (b) (c)
1,650,000 1,650,202
Churchill Middle Market CLO Ltd. (CHMML)
Series 2021-1A Class A1 - 1.63382% 10/24/33 Floating
Rate (Qtrly LIBOR + 150)
(a) (b) (c)
1,000,000 1,000,000
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 - 1.84052% 1/15/34 Floating
Rate (Qtrly LIBOR + 160)
(a) (b) (c)
1,000,000 1,000,000
Series 2021-2A Class C - 3.14052% 1/15/34 Floating
Rate (Qtrly LIBOR + 290)
(a) (b) (c)
2,300,000 2,300,000
Fortress Credit Opportunities CLO Ltd. (FCO)
Series 2017-9A Class A1TR - 1.67231% 10/15/33 Floating
Rate (Qtrly LIBOR + 155)
(a) (b) (c)
1,500,000 1,499,792
Series 2021-15A Class B - 1.97388% 4/25/33 Floating
Rate (Qtrly LIBOR + 185)
(a) (b) (c)
1,500,000 1,499,994
Golub Capital Partners CLO Ltd. (GOCAP)
Series 2016-31A Class CR - 3.03975% 8/05/30 Floating
Rate (Qtrly LIBOR + 290)
(a) (b) (c)
1,000,000 999,985
Series 2021-54A Class B - 1.97065% 8/05/33 Floating
Rate (Qtrly LIBOR + 185)
(a) (b) (c)
500,000 499,979
Series 2021-54A Class C - 2.77065% 8/05/33 Floating
Rate (Qtrly LIBOR + 265)
(a) (b) (c)
1,000,000 999,926
Guggenheim MM CLO Ltd. (GUGG)
Series 2021-4A Class B - 2.49096% 1/15/34 Floating
Rate (Qtrly LIBOR + 225)
(a) (b) (c)
2,500,000 2,500,000
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class BR - 2.17375% 7/15/33 Floating
Rate (Qtrly LIBOR + 205)
(a) (b) (c)
2,500,000 2,500,248
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class C 9/14/33 Floating Rate (Qtrly
LIBOR + 265)
(a) (b) (c)
2,000,000 1,982,472
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class B - 1.9315% 4/20/29 Floating Rate
(Qtrly LIBOR + 180)
(a) (b) (c)
1,000,000 999,997
a
35,875,272
a
a a
$ Principal
Amount $ Value a
a
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2020-A Class A - 2.1% 2/18/25
(a)
250,000 250,647
Series 2020-A Class B - 3.54% 2/18/25
(a)
250,000 251,732
Series 2021-A Class D - 3.49% 8/15/25
(a)
750,000 754,261
Series 2021-B Class A - 1.03% 8/15/26
(a)
1,250,000 1,242,269
Bankers Healthcare Group Securitization Trust (BHG)
Series 2020-A Class A - 2.56% 9/17/31
(a)
405,458 409,658
Series 2021-A Class A - 1.42% 11/17/33
(a)
399,589 397,172
Conn's Receivables Funding LLC (CONN)
Series 2020-A Class A - 1.71% 6/16/25
(a)
32,271 32,310
Series 2021-A Class A - 1.05% 5/15/26
(a)
1,787,730 1,786,441
Series 2021-A Class B - 2.87% 5/15/26
(a)
2,350,000 2,342,563
Driven Brands Funding LLC (HONK)
Series 2019-2A Class A2 - 3.981% 10/20/49
(a)
490,000 513,458
Foundation Finance Trust (FFIN)
Series 2019-1A Class A - 3.86% 11/15/34
(a)
224,515 230,235
Freed ABS Trust (FREED)
Series 2019-2 Class B - 3.19% 11/18/26
(a)
135,572 135,878
Series 2020-FP1 Class B - 3.06% 3/18/27
(a)
436,030 438,443
Jersey Mike's Funding (JMIKE)
Series 2019-1A Class A2 - 4.433% 2/15/50
(a)
1,000,000 1,054,543
Marlette Funding Trust (MFT)
Series 2019-2A Class B - 3.53% 7/16/29
(a)
223,848 224,681
Series 2019-4A Class A - 2.39% 12/17/29
(a)
12,303 12,320
Series 2021-2A Class B - 1.06% 9/15/31
(a)
500,000 496,533
Oasis LLC (OASIS)
Series 2020-1A Class A - 3.8196% 1/15/32
(a)
103,997 104,041
Pagaya AI Debt Selection Trust (PAID)
Series 2020-3 Class B - 3.22% 5/17/27
(a)
1,000,000 1,012,720
Series 2021 Class B - 0.06% 1/16/29
(a)
933,629 929,579
Series 2021-1 Class A - 1.18% 11/15/27
(a)
1,159,314 1,156,940
Small Business Lending Trust (SBIZ)
Series 2020-A Class A - 2.62% 12/15/26
(a)
29,470 29,499
SoFi Consumer Loan Program Trust (SCLP)
Series 2018-4 Class C - 4.17% 11/26/27
(a)
362,148 365,708
Theorem Funding Trust (THRM)
Series 2021-1A Class A - 1.28% 12/15/27
(a)
1,667,139 1,664,365
Series 2021-1A Class B - 2.21% 12/15/27
(a)
1,000,000 989,045
Upstart Securitization Trust (UPST)
Series 2017-2 Class C - 5.59% 3/20/25
(a)
9,146 9,161
Series 2019-2 Class B - 3.734% 9/20/29
(a)
322,845 324,636
Series 2020-1 Class A - 2.322% 4/22/30
(a)
43,614 43,724
Series 2021-1 Class B - 1.89% 3/20/31
(a)
250,000 248,953
Series 2021-1 Class C - 4.06% 3/20/31
(a)
250,000 251,961
Series 2021-2 Class A - 0.91% 6/20/31
(a)
171,763 171,465
Zaxby's Funding LLC (ZAXBY)
Series 2021-1A Class A2 - 3.238% 7/30/51
(a)
1,246,875 1,272,184
a
19,147,125
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class D - 2.3% 11/22/27
(a)
500,000 496,393
BCC Funding Corp LLC (BCCFC)
Series 2019-1A Class A2 - 2.46% 8/20/24
(a)
141,215 142,326
CCG Receivables Trust (CCG)
Series 2019-1 Class B - 3.22% 9/14/26
(a)
750,000 763,061
Series 2019-2 Class B - 2.55% 3/15/27
(a)
300,000 304,669
Dell Equipment Finance Trust (DEFT)
Series 2019-1 Class C - 3.14% 3/22/24
(a)
750,000 751,016

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2021 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Pawnee Equipment Receivables Series LLC (PWNE)
Series 2019-1 Class A2 - 2.29% 10/15/24
(a)
139,553 140,425
Series 2019-1 Class D - 2.86% 10/15/24
(a)
500,000 491,913
SCF Equipment Leasing LLC (SCFET)
Series 2019-2A Class A2 - 2.47% 4/20/26
(a)
186,000 188,593
a
3,278,396
a
Other
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class B - 4.22% 2/25/39
(a)
321,998 339,103
Octane Receivables Trust (OCTL)
Series 2019-1A Class A - 3.16% 9/20/23
(a)
94,289 94,754
Series 2020-1A Class B - 1.98% 6/20/25
(a)
940,000 945,694
Sierra Timeshare Receivables Funding LLC (SRFC)
Series 2019-2A Class B - 2.82% 5/20/36
(a)
229,274 231,632
1,611,183
a
Total Asset-Backed Securities (Cost $73,990,667) 74,114,679
Commercial Mortgage-Backed Securities - 9 .1 % a
a
ACRES Commercial Realty Corp. (XAN)
Series 2020-RSO8 Class C - 2.31448% 3/15/35 Floating
Rate (Mthly LIBOR + 215)
(a)
1,250,000 1,252,387
Series 2020-RSO8 Class D - 2.66448% 3/15/35 Floating
Rate (Mthly LIBOR + 250)
(a)
1,276,000 1,270,130
AREIT Trust (AREIT)
Series 2021-CRE5 Class A - 1.18975% 7/17/26 Floating
Rate (Mthly LIBOR + 108)
(a)
1,000,000 998,707
Bancorp Commercial Mortgage Trust (BANC)
Series 2019-CRE5 Class E - 3.85975% 3/15/36 Floating
Rate (Mthly LIBOR + 375)
(a)
2,000,000 1,990,417
BDS Ltd. (BDS)
Series 2021-FL10 Class A - 1.45% 12/18/36 Floating
Rate (Mthly LIBOR + 135)
(a) (b)
1,000,000 997,717
Series 2021-FL10 Class C - 2.4% 12/18/36 Floating Rate
(Mthly LIBOR + 230)
(a) (b)
1,250,000 1,247,656
BFLD Trust (BFLD)
Series 2020-OBRK Class A - 2.16% 11/15/22 Floating
Rate (Mthly LIBOR + 205)
(a)
940,000 941,598
BPCRE Ltd. (BPCRE)
Series 2021-FL1 Class D - 2.70863% 2/15/37 Floating
Rate (Mthly LIBOR + 260)
(a) (b)
1,193,000 1,196,489
Citigroup Commercial Mortgage Trust (CCMT)
Series 2014-GC19 Class A4 - 4.023% 3/10/47 500,000 525,361
COMM Mortgage Trust (COMM)
Series 2021-CR1 Class AM - 3.912% 5/15/45 350,000 352,103
GPMT Ltd. (GPMT)
Series 2018-FL1 Class C - 2.23875% 11/19/35 Floating
Rate (Mthly LIBOR + 215)
(a) (b)
786,027 788,778
Series 2018-FL1 Class D - 3.03875% 11/21/35 Floating
Rate (Mthly LIBOR + 295)
(a) (b)
1,096,000 1,097,468
Series 2021-FL3 Class A - 1.35388% 7/16/35 Floating
Rate (Mthly LIBOR + 125)
(a) (b)
1,743,443 1,745,453
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class AS - 1.5075% 6/16/36 Floating
Rate (Mthly LIBOR + 140)
(a) (b)
1,500,000 1,495,698
Series 2021-FL2 Class D - 2.2575% 10/19/26 Floating
Rate (Mthly LIBOR + 215)
(a) (b)
1,000,000 995,059
Hilton USA Trust (HILT)
Series 2016-SFP Class E - 5.5191% 11/05/35
(a)
840,000 841,579
a
a a
$ Principal
Amount $ Value a
a
KREF Ltd. (KREF)
Series 2021-FL2 Class B - 1.75863% 2/15/39 Floating
Rate (Mthly LIBOR + 165)
(a) (b)
2,500,000 2,503,749
LoanCore Issuer Ltd. (LNCR)
Series 2018-CRE1 Class C - 2.65975% 5/15/28 Floating
Rate (Mthly LIBOR + 255)
(a) (b)
1,000,000 1,003,496
Series 2021-CRE5 Class A - 1.40975% 7/15/36 Floating
Rate (Mthly LIBOR + 130)
(a) (b)
2,000,000 2,000,685
MF1 Ltd. (MF1)
Series 2019-FL2 Class D - 2.51415% 12/25/34 Floating
Rate (Mthly LIBOR + 246)
(a) (b)
500,000 499,396
PFP Ltd. (PFP)
Series 2019-5 Class C - 2.1075% 4/14/36 Floating Rate
(Mthly LIBOR + 200)
(a) (b)
1,500,000 1,499,778
ReadyCap Commercial Mortgage Trust (RCMT)
Series 2021-FL6 Class B - 1.69163% 7/25/36 Floating
Rate (Mthly LIBOR + 160)
(a)
1,500,000 1,488,840
Series 2021-FL7 Class A - 1.28% 11/25/36 Floating Rate
(Mthly LIBOR + 120)
(a)
1,000,000 1,000,631
TPG Real Estate Finance Issuer Ltd. (TRTX)
Series 2018-FL2 Class B - 1.75863% 11/15/37 Floating
Rate (Mthly LIBOR + 165)
(a) (b)
1,000,000 999,989
VMC Finance LLC (VMC)
Series 2018-FL2 Class C - 2.05863% 10/15/35 Floating
Rate (Mthly LIBOR + 195)
(a)
1,112,025 1,115,917
Series 2021-FL4 Class A - 1.20388% 6/16/36 Floating
Rate (Mthly LIBOR + 110)
(a)
1,662,325 1,664,200
a
Total Commercial Mortgage-Backed Securities (Cost $31,510,247) 31,513,281
Mortgage-Backed Securities - 2 .0 % a
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5026 Class DH - 1.75% 9/25/43 569,798 574,030
Series 4949 Class BC - 2.25% 3/25/49 379,735 384,869
a
Pass-Through Securities
Pool# C91945 – 3% 8/01/37 317,349 331,327
1,290,226
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2013-130 Class CA - 2.5% 6/25/43 157,094 160,376
Series 2013-130 Class CD - 3% 6/25/43 285,626 296,103
a
Pass-Through Securities
Pool# 932836 – 3% 12/01/25 20,906 21,880
Pool# 468516 – 5.17% 6/01/28 209,246 229,937
Pool# MA3443 – 4% 8/01/48 145,370 154,632
Pool# FM5733 – 2% 1/01/51 1,402,214 1,400,192
2,263,120
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2021-29 Class CY - 3% 9/20/50 1,000,000 1,056,945
Series 2018-52 Class AE - 2.75% 5/16/51 118,090 120,180
1,177,125

a
a a
$ Principal
Amount $ Value a
a
a
Non-Government Agency
Collateralized Mortgage Obligations
CSFB Mortgage-Backed Pass-Through Certificates (CSFB)
Series 2003-29 Class 2A3 - 5.5% 12/25/33 7,179 7,411
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 - 3% 3/25/47
(a) (c)
90,873 90,818
JPMorgan Mortgage Trust (JPMMT)
Series 2016-3 Class A - 3% 10/25/46
(a) (c)
93,077 92,670
Series 2017-3 Class A - 2.5% 8/25/47
(a) (c)
88,557 88,112
Series 2018-6 Class 2A2 - 3% 12/25/48
(a) (c)
48,003 48,512
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 - 2.5% 7/25/51
(a) (c)
1,804,607 1,822,837
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A - 4.5% 8/25/49
(a) (c)
64,526 65,222
a
Pass-Through Securities
Greenpoint Mortgage Pass-Through Certificates (GMSI)
Series 2003-1 Class A1 - 2.44978% 10/25/33
(c)
58,591 59,918
2,275,500
a
Total Mortgage-Backed Securities (Cost $6,990,134) 7,005,971
Municipal Bonds - 0 .6 % a
a
Central Plains, NE Energy Project Revenue 5.25%
9/01/37 1,000,000 1,032,343
Detroit, MI City School District General Obligation SBLF,
6.645% 5/01/29 460,000 600,831
Village of Rosemont IL General Obligation BAM, 5.375%
12/01/23 470,000 508,438
a
Total Municipal Bonds (Cost $2,128,268) 2,141,612
U.S. Treasuries - 32 .1 % a
a
U.S. Treasury Bonds
3.5% 2/15/39 2,100,000 2,635,172
1.875% 2/15/41 11,500,000 11,386,348
1.75% 8/15/41 2,000,000 1,939,687
2.5% 5/15/46 8,400,000 9,286,922
2.25% 8/15/46 2,500,000 2,644,336
2.25% 8/15/49 3,500,000 3,747,324
U.S. Treasury Notes
2% 2/15/23 2,000,000 2,034,727
2% 8/15/25 2,000,000 2,062,969
0.25% 8/31/25 8,000,000 7,750,313
1.5% 8/15/26 4,850,000 4,905,699
2% 11/15/26 5,650,000 5,845,322
1.625% 11/30/26 3,000,000 3,051,680
2.25% 2/15/27 3,500,000 3,667,207
2.375% 5/15/27 3,000,000 3,166,875
2.25% 8/15/27 3,000,000 3,147,656
1.125% 2/29/28 5,500,000 5,421,367
1.25% 5/31/28 8,000,000 7,922,812
1.25% 9/30/28 7,000,000 6,920,156
1.75% 11/15/29 3,000,000 3,075,703
1.5% 2/15/30 5,250,000 5,278,301
0.875% 11/15/30 8,000,000 7,607,813
a
a a
$ Principal
Amount $ Value a
a
1.125% 2/15/31 7,500,000 7,280,566
a
Total U.S. Treasuries (Cost $109,477,822) 110,778,955
Non-Convertible Preferred Stocks - 0 .6 % a
Shares $ Value
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $2,031,076) 20,300 2,095,366
Short-Term Securities Held as Collateral for Securities on Loan - 0 .3 % a
a a
$ Principal
Amount $ Value a
a
Citibank N.A. DDCA
0.03% 89,725 89,725
Goldman Sachs Financial Square Government Fund
Institutional Class - 0.03% 807,525 807,525
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $897,250) 897,250
Total Investments in Securities (Cost $323,079,603) 328,879,752
Cash - 4.2%
(d)
14,489,409
Other Assets Less Other Liabilities -  0.5% 1,863,554
Net Assets - 100% 345,232,715
Net Asset Value Per Share - Investor Class 10.93
Net Asset Value Per Share - Institutional Class 10.93
^ This security or a partial position of this security was on loan as of December 31, 2021. The total value of securities on loan as of December 31, 2021 was $875,820.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Foreign domiciled entity.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Cash held in an interest bearing account with a .03% interest rate.

Hickory Fund
Schedule of Investments
December 31, 2021 (Unaudited)
Common Stocks - 94 .8 % a
Communication Services
% of Net
Assets Shares $ Value
Cable & Satellite 19.8
Liberty Broadband Corp.
(a)
Class C 90,000 14,499,000
Class A 23,750 3,821,375
Liberty Media Corp-Liberty SiriusXM
(a)
Class C 180,000 9,153,000
Class A 50,000 2,542,500
Liberty Global PLC - Class C
(a) (b)
300,000 8,427,000
Liberty Latin America Ltd. - Class C
(a) (b)
525,000 5,985,000
a
Wireless Communication Services 5.2
LICT Corp.
(a)
450 11,700,000
a
Movies & Entertainment 1.5
Liberty Media Corp-Liberty Braves
(a)
Class C 105,000 2,950,500
Class A 11,000 316,250
a
26.5 59,394,625
Consumer Discretionary
Automotive Retail 9.3
AutoZone, Inc.
(a)
5,200 10,901,228
CarMax, Inc.
(a)
77,000 10,027,710
a
Distributors 4.7
LKQ Corp. 175,000 10,505,250
a
Internet & Direct Marketing Retail 1.0
Qurate Retail, Inc. - Class A 300,000 2,280,000
a
15.0 33,714,188
Industrials
Research & Consulting Services 6.1
CoStar Group, Inc.
(a)
90,000 7,112,700
Dun & Bradstreet Holdings, Inc.
(a)
320,000 6,556,800
a
Industrial Machinery 5.4
Ingersoll Rand, Inc. 130,000 8,043,100
IDEX Corp. 17,500 4,135,600
a
Aerospace & Defense 3.0
HEICO Corp. - Class A 52,000 6,683,040
a
14.5 32,531,240
Materials
Specialty Chemicals 6.9
Axalta Coating Systems Ltd.
(a) (b)
255,000 8,445,600
Perimeter Solutions SA
(a) (b)
500,000 6,945,000
a
Construction Materials 6.0
Martin Marietta Materials, Inc. 16,500 7,268,580
Vulcan Materials Co. 30,000 6,227,400
a
12.9 28,886,580
Financials
Property & Casualty Insurance 4.4
Markel Corp.
(a)
8,000 9,872,000
a
Financials
% of Net
Assets Shares $ Value
a
Financial Exchanges & Data 3.3
MarketAxess Holdings, Inc. 18,000 7,402,860
a
Regional Banks 3.0
First Republic Bank 33,000 6,814,830
a
10.7 24,089,690
Information Technology
Application Software 5.2
Guidewire Software, Inc.
(a)
57,500 6,527,975
ACI Worldwide, Inc.
(a)
150,000 5,205,000
a
Data Processing & Outsourced Services 2.5
Black Knight, Inc.
(a)
67,500 5,595,075
a
Electronic Components 2.1
Dolby Laboratories, Inc. - Class A 50,000 4,761,000
a
9.8 22,089,050
Health Care
Health Care Services 5.4
Laboratory Corp. of America Holdings
(a)
38,500 12,097,085
a
Total Common Stocks (Cost $106,552,924) 212,802,458
Non-Convertible Preferred Stocks - 1 .6 % a
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $2,581,984) 35,000 3,612,700
Warrants - 0 .1 % a
Perimeter Solutions SA (Cost $5,000)
(b) (c) (d)
500,000 118,125
Cash Equivalents - 2 .2 % a
a a
$ Principal
Amount $ Value a
a
U.S. Treasury Bills 0.04% 3/10/22 (Cost
$4,999,504)
(e)
5,000,000 4,999,656
a
Total Investments in Securities (Cost $114,139,412) 221,532,939
Cash - 1.4%
(f)
3,134,722
Other Assets Less Other Liabilities -  (0.1%) (227,376)
Net Assets - 100% 224,440,285
Net Asset Value Per Share - Investor Class 57.50
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) The expiration date has yet to be determined but will be set based on the terms outlined in the prospectus.
(d) This security is classified as Level 3 within the fair value hierarchy.
(e) Interest rates presented represent the effective yield at December 31, 2021.
(f) Cash held in an interest bearing account with a .03% interest rate.

Nebraska Tax-Free Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
Municipal Bonds - 94 .4 % a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
Arizona 0.3
Arizona Industrial Development Authority Revenue 5%
2/01/23 100,000 104,952
a
California 0.7
San Diego County Regional Airport Authority Revenue
Series B 5% 7/01/25 200,000 229,670
a
Colorado 0.3
Colorado Bridge Enterprise Revenue 4% 12/31/23 100,000 106,837
a
Florida 0.6
State of Florida General Obligation 4% 6/01/36 200,000 221,077
a
Nebraska 86.9
Ashland-Greenwood Public Schools General Obligation
3% 12/15/42 100,000 110,058
Cass County School District No. 22 General Obligation
2.05% 12/15/25 375,000 377,876
2.2% 12/15/26 250,000 251,955
City of Bellevue NE General Obligation Series A 3%
9/15/32 500,000 532,279
City of Blair NE Water System Revenue
AMT,
2.65% 12/15/24 100,000 100,089
2.85% 12/15/25 100,000 100,095
3% 12/15/26 100,000 100,087
3.1% 12/15/27 100,000 100,075
3.2% 12/15/28 100,000 100,074
City of Columbus NE Combined Utilities System Revenue
4% 6/15/33 200,000 241,472
AGM Insured,
4% 12/15/26 100,000 115,749
4% 12/15/27 100,000 116,392
City of Grand Island NE Combined Utility System Revenue
Series A AGM Insured,
4% 8/15/35 205,000 244,435
4% 8/15/36 125,000 148,652
City of Grand Island NE General Obligation
3% 11/15/27 150,000 163,255
3% 11/15/30 150,000 162,405
City of Gretna NE 4% 12/15/25 500,000 550,340
City of Lincoln NE Electric System Revenue 5% 9/01/28 1,000,000 1,032,069
City of Lincoln NE General Obligation
5% 5/15/22 100,000 101,761
5% 5/15/23 135,000 143,730
City of Norfolk NE General Obligation 0.65% 5/15/24 375,000 375,032
City of Omaha NE General Obligation
Series A
4% 4/15/22 315,000 318,443
4% 4/15/23 185,000 193,919
4% 1/15/33 260,000 307,966
3% 4/15/34 100,000 112,303
3% 4/15/35 100,000 112,095
Series B
3% 11/15/24 400,000 409,810
City of Omaha NE Sewer Revenue
5% 11/15/22 200,000 208,385
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
5% 4/01/26 250,000 295,845
4% 4/01/31 350,000 396,762
Series A
4% 4/01/34 100,000 121,484
City of Papillion NE General Obligation 3% 9/15/24 420,000 424,212
Columbus Ne
3% 12/15/29 150,000 163,593
3% 12/15/30 150,000 163,072
County of Kearney NE General Obligation 4% 6/01/23 200,000 209,803
County of Saline NE Revenue 3% 2/15/31 200,000 212,852
County of Sarpy NE 1.75% 6/15/26 500,000 500,427
County of Seward NE General Obligation 3% 12/15/30 605,000 643,780
Dawson County Public Power District Revenue
Series A
2% 6/15/26 170,000 170,135
2.1% 6/15/27 105,000 105,098
Series B
2.5% 6/15/28 135,000 135,157
3% 6/15/29 245,000 245,374
3% 6/15/30 355,000 355,491
Dodge County School District No. 595 General Obligation
1.9% 6/15/32 200,000 201,797
Douglas County Hospital Authority No. 2 Revenue
5% 5/15/26 500,000 548,753
5% 5/15/30 140,000 164,989
4% 5/15/32 700,000 793,194
Douglas County Hospital Authority No. 3 Revenue 5%
11/01/22 250,000 259,761
Douglas County School District No. 59 NE General
Obligation 3% 12/15/32 100,000 106,743
Kearney School District General Obligation 3% 12/15/24 250,000 267,841
Lancaster County School District 001 General Obligation
4% 1/15/33 250,000 289,078
Lincoln Airport Authority Revenue AMT, 5% 7/01/27 150,000 182,607
Lincoln-Lancaster County Public Building Commission
Revenue 3% 12/01/25 500,000 544,118
Madison County Hospital Authority No. 1 Revenue 5%
7/01/23 250,000 266,377
Metropolitan Utilities District of Omaha Gas System
Revenue 4% 12/01/27 450,000 495,082
Municipal Energy Agency of Nebraska Revenue
5% 4/01/27 350,000 419,014
Series A
5% 4/01/29 300,000 303,347
Nebraska Cooperative Republican Platte Enhancement
Project Revenue Series A 2% 12/15/29 250,000 256,950
Nebraska Educational Health Cultural & Social Services
Finance Authority Revenue 4% 1/01/34 110,000 123,829
Nebraska Investment Finance Authority Revenue
Series A
2.05% 9/01/24 120,000 123,935
Series C
1.85% 3/01/23 100,000 101,555
2% 9/01/35 325,000 328,673
Nebraska Public Power District Revenue
Series A-2
5% 1/01/24 250,000 250,000
Series C
5% 1/01/32 65,000 75,696
5% 1/01/35 480,000 558,430
Nebraska State College Facilities Corp. Revenue AGM
Insured, 4% 7/15/28 750,000 849,761

Nebraska Tax-Free Income Fund
(Continued)
Schedule of Investments
December 31, 2021 (Unaudited)
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
Omaha Public Facilities Corp. Revenue
4% 6/01/28 585,000 664,897
Series A
4% 6/01/31 155,000 189,503
Series C
4% 4/01/33 340,000 400,537
4% 4/01/39 500,000 580,443
Omaha Public Power District Revenue
Series A
2.85% 2/01/27 500,000 524,674
Series C
5% 2/01/39 150,000 169,858
Omaha School District General Obligation
5% 12/15/29 350,000 422,226
5% 12/15/31 135,000 162,731
Omaha-Douglas Public Building Commission General
Obligation
5% 5/01/26 725,000 736,456
Series B
5% 5/01/32 550,000 700,463
Papillion Municipal Facilities Corp. Revenue
2% 12/15/32 100,000 102,681
2% 12/15/34 200,000 204,787
Papillion-La Vista School District No. 27 General
Obligation
Series A
2.05% 12/01/24 150,000 150,674
2.2% 12/01/25 150,000 150,690
2.3% 12/01/26 275,000 276,196
Series B
4% 12/01/35 400,000 487,370
Papio-Missouri River Natural Resource District General
Obligation 5% 12/15/26 185,000 189,016
Public Power Generation Agency Revenue
5% 1/01/28 500,000 563,303
5% 1/01/32 140,000 165,599
Sarpy County School District No. 1 General Obligation 5%
12/15/29 550,000 683,491
Southeast Community College Certificates of Participation
3% 12/15/22 400,000 410,794
State of Nebraska Certificates of Participation Series A
2% 4/01/26 150,000 156,026
University of Nebraska Facilities Corp. Revenue 5%
7/15/29 380,000 448,916
University of Nebraska Revenue
5% 7/01/23 250,000 255,964
3% 7/01/25 100,000 108,815
2.5% 7/01/26 210,000 228,038
3% 7/01/27 100,000 112,482
5% 5/15/30 100,000 124,508
Upper Republican Natural Resource District Revenue
AGM Insured,
4% 12/15/25 245,000 253,425
4% 12/15/27 395,000 408,550
Village of Boys Town NE Revenue
3% 9/01/28 700,000 779,761
3% 7/01/35 325,000 360,225
Westside Community Schools General Obligation 2.5%
12/01/22 250,000 255,320
Winside Public Schools General Obligation 2% 6/15/31 350,000 358,392
a
30,272,227
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
a
New Mexico 1.2
New Mexico Finance Authority Revenue Series C 4%
6/01/34 365,000 410,061
a
Texas 2.9
City of Austin Tx Airport System Revenue Series B AMT,
5% 11/15/26 250,000 298,511
City of Austin Tx Electric Utility Revenue Series A 5%
11/15/35 100,000 131,033
County of Bexar TX General Obligation 4% 6/15/36 500,000 560,998
a
990,542
a
Utah 0.4
City of Salt Lake City UT Public Utilities Revenue 5%
2/01/35 100,000 126,232
a
Washington 1.1
Pierce County School District No. 10 Tacoma General
Obligation Series B 4% 12/01/35 100,000 122,500
Port of Seattle WA Revenue Series C 5% 5/01/26 200,000 235,240
a
357,740
a
Total Municipal Bonds (Cost $31,881,234) 32,819,338
Total Investments in Securities (Cost $31,881,234) 32,819,338
Cash - 4.9%
(a)
1,698,854
Other Assets Less Other Liabilities -  0.7% 260,709
Net Assets - 100% 34,778,901
Net Asset Value Per Share - Investor Class 10.19
(a) Cash held in an interest bearing account with a .03% interest rate.

Partners III Opportunity Fund
Schedule of Investments
December 31, 2021 (Unaudited)
Common Stocks - 95 .1 % a
Communication Services
% of Net
Assets Shares $ Value
Cable & Satellite 17.2
Liberty Media Corp-Liberty SiriusXM
(a)
Class C 550,000 27,967,500
Class A 250,000 12,712,500
Liberty Broadband Corp.
(a)
Class C 150,000 24,165,000
Class A 70,000 11,263,000
Liberty Global PLC - Class C
(a) (b)
1,000,000 28,090,000
a
Interactive Media & Services 12.7
Alphabet, Inc. - Class C
(a)
15,000 43,403,850
Meta Platforms, Inc. - Class A
(a)
100,000 33,635,000
a
29.9 181,236,850
Information Technology
Data Processing & Outsourced Services 16.7
Visa, Inc. - Class A 145,000 31,422,950
Mastercard, Inc. - Class A 80,000 28,745,600
Fidelity National Information Services, Inc. 240,000 26,196,000
Black Knight, Inc.
(a)
180,000 14,920,200
a
Application Software 3.9
CoreCard Corp.^
(a)
615,000 23,862,000
a
Semiconductors 2.7
Texas Instruments, Inc. 85,000 16,019,950
a
23.3 141,166,700
Financials
Multi-Sector Holdings 10.8
Berkshire Hathaway, Inc. - Class B
(a)
220,000 65,780,000
a
Property & Casualty Insurance 6.1
Markel Corp.
(a)
30,000 37,020,000
a
Investment Banking & Brokerage 4.0
The Charles Schwab Corp. 290,000 24,389,000
a
Insurance Brokers 2.0
Aon plc - Class A
(b)
40,000 12,022,400
a
22.9 139,211,400
Consumer Discretionary
Internet & Direct Marketing Retail 4.3
Amazon.com, Inc.
(a)
6,000 20,006,040
Qurate Retail, Inc. - Class A 800,000 6,080,000
a
Automotive Retail 2.6
CarMax, Inc.
(a)
120,000 15,627,600
a
6.9 41,713,640
Industrials
Research & Consulting Services 6.6
Dun & Bradstreet Holdings, Inc.
(a)
1,000,000 20,490,000
CoStar Group, Inc.
(a)
250,000 19,757,500
a
6.6 40,247,500
a
Materials
% of Net
Assets Shares $ Value
Specialty Chemicals 3.4
Perimeter Solutions SA^
(a) (b)
1,510,000 20,973,900
a
Health Care
Health Care Services 2.1
Laboratory Corp. of America Holdings
(a)
40,000 12,568,400
a
Total Common Stocks (Cost $255,167,571) 577,118,390
Non-Convertible Preferred Stocks - 3 .0 % a
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $15,834,323) 175,000 18,063,500
Warrants - 0 .1 % a
Perimeter Solutions SA (Cost $15,000)
(b) (c) (d)
1,500,000 354,375
Cash Equivalents - 0 .8 % a
a a
$ Principal
Amount $ Value a
a
U.S. Treasury Bills 0.05% 3/24/22 (Cost
$4,999,602)
(e)
5,000,000 4,999,433
Short-Term Securities Held as Collateral for Securities on Loan - 1 .6 % a
a
Citibank N.A. DDCA
0.03% 976,720 976,720
Goldman Sachs Financial Square Government Fund
Institutional Class - 0.03% 8,790,477 8,790,477
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $9,767,197) 9,767,197
Total Investments in Securities (Cost $285,783,693) 610,302,895
Due from Broker - 21.7% 131,451,258
Securities Sold Short - (21.5)% (130,798,500)
Cash - 1.1%
(f)
6,953,700
Other Assets Less Other Liabilities -  (1.9%) (11,012,618)
Net Assets - 100% 606,896,735
Net Asset Value Per Share - Investor Class 14.49
Net Asset Value Per Share - Institutional Class 15.53
Securities Sold Short - (21.5)%
Shares $ Value
a
Invesco QQQ Trust 90,000 (35,806,500)
SPDR S&P 500 ETF Trust 200,000 (94,992,000)
Total Securities Sold Short (proceeds $62,501,947) (130,798,500)
^ This security or a partial position of this security was on loan as of December 31, 2021. The total value of securities on loan as of December 31, 2021 was $9,540,540.
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) The expiration date has yet to be determined but will be set based on the terms outlined in the prospectus.
(d) This security is classified as Level 3 within the fair value hierarchy.
(e) Interest rates presented represent the effective yield at December 31, 2021.
(f) Cash held in an interest bearing account with a .03% interest rate.

Partners Value Fund
Schedule of Investments
December 31, 2021 (Unaudited)
Common Stocks - 98 .0 % a
Communication Services
% of Net
Assets Shares $ Value
Cable & Satellite 16.1
Liberty Media Corp-Liberty SiriusXM
(a)
Class C 435,000 22,119,750
Class A 120,000 6,102,000
Liberty Broadband Corp.
(a)
Class C 90,000 14,499,000
Class A 70,000 11,263,000
Liberty Global PLC - Class C
(a) (b)
725,000 20,365,250
Liberty Latin America Ltd. - Class C
(a) (b)
1,205,550 13,743,270
a
Interactive Media & Services 11.0
Alphabet, Inc. - Class C
(a)
14,500 41,957,055
Meta Platforms, Inc. - Class A
(a)
55,000 18,499,250
a
27.1 148,548,575
Financials
Multi-Sector Holdings 5.5
Berkshire Hathaway, Inc. - Class B
(a)
100,000 29,900,000
a
Investment Banking & Brokerage 4.6
The Charles Schwab Corp. 300,000 25,230,000
a
Insurance Brokers 3.6
Aon plc - Class A
(b)
66,077 19,860,103
a
Property & Casualty Insurance 3.3
Markel Corp.
(a)
14,500 17,893,000
a
Regional Banks 2.4
First Republic Bank 64,000 13,216,640
a
Financial Exchanges & Data 1.8
MarketAxess Holdings, Inc. 24,000 9,870,480
a
21.2 115,970,223
Information Technology
Data Processing & Outsourced Services 9.4
Visa, Inc. - Class A 92,500 20,045,675
Mastercard, Inc. - Class A 50,000 17,966,000
Black Knight, Inc.
(a)
160,000 13,262,400
a
Application Software 3.6
Guidewire Software, Inc.
(a)
120,000 13,623,600
ACI Worldwide, Inc.
(a)
180,000 6,246,000
a
Semiconductors 2.9
Texas Instruments, Inc. 85,000 16,019,950
a
15.9 87,163,625
Consumer Discretionary
Automotive Retail 6.7
CarMax, Inc.
(a)
145,000 18,883,350
AutoZone, Inc.
(a)
8,500 17,819,315
a
Distributors 4.1
LKQ Corp. 375,000 22,511,250
a
10.8 59,213,915
a
Industrials
% of Net
Assets Shares $ Value
Research & Consulting Services 5.5
CoStar Group, Inc.
(a)
250,000 19,757,500
Dun & Bradstreet Holdings, Inc.
(a)
500,000 10,245,000
a
Aerospace & Defense 2.8
HEICO Corp. - Class A 120,000 15,422,400
a
Industrial Machinery 1.7
IDEX Corp. 40,000 9,452,800
a
10.0 54,877,700
Materials
Construction Materials 6.4
Martin Marietta Materials, Inc. 40,000 17,620,800
Vulcan Materials Co. 83,500 17,332,930
a
Specialty Chemicals 2.8
Axalta Coating Systems Ltd.
(a) (b)
465,000 15,400,800
a
9.2 50,354,530
Health Care
Health Care Services 3.8
Laboratory Corp. of America Holdings
(a)
66,000 20,737,860
a
Total Common Stocks (Cost $240,880,315) 536,866,428
Cash Equivalents - 1 .1 % a
a a
$ Principal
Amount $ Value a
a
U.S. Treasury Bills, 0.00% to 0.05%, 1/06/22
to 3/24/22
(c)
6,000,000 5,999,660
a
Total Cash Equivalents (Cost $5,999,743) 5,999,660
Total Investments in Securities (Cost $246,880,058) 542,866,088
Cash - 1.0%
(d)
5,392,478
Other Assets Less Other Liabilities -  (0.1%) (645,648)
Net Assets - 100% 547,612,918
Net Asset Value Per Share - Investor Class 35.25
Net Asset Value Per Share - Institutional Class 36.07
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Interest rates presented represent the effective yield at December 31, 2021.
(d) Cash held in an interest bearing account with a .03% interest rate.

Short Duration Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
Corporate Bonds - 15 .4 % a
a a
$ Principal
Amount $ Value a
a
Abercrombie & Fitch Management Co.
8.75% 7/15/25
(a)
2,125,000 2,290,219
American Airlines Group, Inc.
3.75% 3/01/25^
(a)
750,000 702,071
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a)
750,000 781,072
American Tower Corp.
2.25% 1/15/22 5,000,000 5,002,723
Ares Capital Corp. (ARES)
4.2% 6/10/24 3,000,000 3,167,470
Ashtead Capital, Inc.
1.5% 8/12/26
(a)
1,000,000 982,702
4.375% 8/15/27
(a)
3,000,000 3,116,580
Boeing Co. (The)
4.508% 5/01/23 1,000,000 1,044,763
Boston Properties LP
3.125% 9/01/23 9,560,000 9,838,176
Brunswick Corp./de
0.85% 8/18/24 500,000 493,149
Carlisle Cos., Inc.
0.55% 9/01/23 2,000,000 1,982,829
3.5% 12/01/24 500,000 527,670
Cinemark USA, Inc.
5.875% 3/15/26
(a)
499,000 505,861
Delta Air Lines Inc/SkyMiles IP Ltd.
4.5% 10/20/25
(a)
3,000,000 3,154,896
Delta Air Lines, Inc.
3.625% 3/15/22 1,905,000 1,905,072
Devon Energy Corp.
5.25% 10/15/27
(a)
390,000 411,446
Diamondback Energy, Inc.
2.875% 12/01/24 3,379,000 3,507,780
Discovery Communications LLC
2.95% 3/20/23 2,277,000 2,329,454
Drax Finco PLC
6.625% 11/01/25
(a) (b)
3,500,000 3,617,898
EPR Properties
4.75% 12/15/26 2,354,000 2,517,363
EQT Corp.
3% 10/01/22 1,180,000 1,193,434
Expedia Group, Inc.
3.6% 12/15/23 2,000,000 2,079,059
First Republic Bank
2.5% 6/06/22 4,200,000 4,226,802
FS KKR Capital Corp.
1.65% 10/12/24 6,000,000 5,890,037
Hercules Capital, Inc.
2.625% 9/16/26 1,500,000 1,488,291
Highwoods Realty LP
3.625% 1/15/23 1,275,000 1,298,051
iStar, Inc.
4.25% 8/01/25 2,402,000 2,459,528
JPMorgan Chase & Co.
3.375% 5/01/23 3,956,000 4,079,775
0.768% 8/09/25 1,000,000 984,722
Kimco Realty Corp.
3.125% 6/01/23 495,000 507,502
Kinder Morgan Energy Partners LP
3.95% 9/01/22 2,000,000 2,027,034
L Brands, Inc.
6.694% 1/15/27 1,000,000 1,151,000
a
a a
$ Principal
Amount $ Value a
a
Lennar Corp.
4.875% 12/15/23 1,951,000 2,070,651
Level 3 Financing, Inc.
5.25% 3/15/26 1,455,000 1,489,287
Markel Corp.
4.9% 7/01/22 3,850,000 3,929,277
Masonite International Corp.
5.375% 2/01/28
(a)
1,000,000 1,050,165
Matador Resources Co.
5.875% 9/15/26 500,000 515,677
Metropolitan Life Global Funding I
2.4% 6/17/22
(a)
1,000,000 1,009,384
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(a)
1,000,000 1,069,005
MPLX LP
3.375% 3/15/23 1,000,000 1,025,746
NXP BV/NXP Funding LLC
4.625% 6/01/23
(a) (b)
3,500,000 3,664,198
Office Properties Income Trust
4% 7/15/22 1,000,000 1,013,408
PDC Energy, Inc.
6.125% 9/15/24 1,463,000 1,482,868
5.75% 5/15/26 3,000,000 3,103,965
QVC, Inc.
4.375% 3/15/23 3,000,000 3,093,525
RELX Capital, Inc.
3.5% 3/16/23 1,800,000 1,853,351
Starwood Property Trust, Inc.
4.75% 3/15/25 375,000 390,396
U.S. Bancorp
2.4% 7/30/24 500,000 516,883
Walgreens Boots Alliance, Inc.
0.95% 11/17/23 5,000,000 4,999,466
Wells Fargo & Co.
3.5% 3/08/22 7,900,000 7,945,453
Xerox Corp.
4.375% 3/15/23 1,370,000 1,416,922
a
Total Corporate Bonds (Cost $114,936,020) 116,904,056
Corporate Convertible Bonds - 2 .6 % a
a
Redwood Trust, Inc.
4.75% 8/15/23 10,000,000 10,313,000
5.625% 7/15/24 6,300,000 6,361,866
5.75% 10/01/25 3,000,000 3,090,600
a
Total Corporate Convertible Bonds (Cost $18,593,114) 19,765,466
Asset-Backed Securities - 33 .1 % a
a
Automobile
ACC Auto Trust (AUTOC)
Series 2021-A Class A - 1.08% 4/15/27
(a)
3,369,003 3,361,325
American Credit Acceptance Receivables Trust (ACAR)
Series 2020-4 Class A - 0.53% 3/13/24
(a)
170,521 170,541
Series 2021-2 Class B - 0.37% 10/15/24
(a)
881,019 880,650
ARI Fleet Lease Trust (ARIFL)
Series 2018-B Class A2 - 3.22% 8/16/27
(a)
59,122 59,208
Series 2019-A Class A - 2.41% 11/15/27
(a)
207,255 208,018

Short Duration Income Fund
(Continued)
Schedule of Investments
December 31, 2021 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Series 2020-A Class A - 1.77% 8/15/28
(a)
609,835 612,232
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2021-1A Class A - 1.19% 1/15/27
(a)
580,692 578,945
Carvana Auto Receivables Trust (CRVNA)
Series 2019-1A Class C - 3.5% 2/15/24
(a)
125,243 125,705
Series 2019-3A B Class B - 2.51% 4/15/24
(a)
140,501 140,849
CFMT LLC (CFMT)
Series 2021-AL1 Class B - 1.39% 9/22/31
(a)
6,400,366 6,383,565
Chesapeake Funding II LLC (CFII)
Series 2021-1A Class A1 - 0.47% 4/15/33
(a)
1,983,458 1,975,168
DT Auto Owner Trust (DTAOT)
Series 2020-3A Class C - 0.54% 4/15/24
(a)
129,974 130,011
Enterprise Fleet Financing LLC (EFF)
Series 2019-2 Class A - 2.29% 2/20/25
(a)
916,482 914,826
Series 2020-1 Class A - 1.78% 12/22/25
(a)
1,834,253 1,848,512
Exeter Automobile Receivables Trust (EART)
Series 2017-3A Class C - 3.68% 7/17/23
(a)
362,425 365,393
First Investors Auto Owner Trust (FIAOT)
Series 2019-2A Class A - 2.21% 9/16/24
(a)
155,985 156,287
Foursight Capital Automobile Receivables Trust (FCRT)
Series 2021-1 Class A2 - 0.4% 8/15/24
(a)
522,187 522,071
GLS Auto Receivables Issuer Trust (GCAR)
Series 2019-4A Class A - 2.47% 11/15/23
(a)
34,747 34,818
Series 2020-1A Class A - 2.17% 2/15/24
(a)
546,905 547,711
Series 2020-2A Class A1 - 1.58% 8/15/24
(a)
645,334 647,014
Series 2020-2A Class B - 3.16% 6/16/25
(a)
250,000 255,436
Series 2020-3A Class A - 0.69% 10/16/23
(a)
17,470 17,472
Series 2020-3A Class B - 1.38% 8/15/24
(a)
1,000,000 1,002,465
Series 2021-1A Class  A1 - 0.34% 5/15/24
(a)
937,652 937,638
Series 2021-4A Class A - 0.84% 7/15/25
(a)
7,000,000 7,000,372
JPMorgan Chase Auto Credit Linked Note (CACLN)
Series 2020-1 Class A5 - 0.991% 1/25/28
(a)
1,039,390 1,039,855
Series 2020-2 Class A2 - 0.84% 2/25/28
(a)
1,090,536 1,088,847
Series 2021-1 Class A2 - 0.875% 9/25/28
(a)
4,607,396 4,593,240
Series 2021-2 Class A4 - 0.889% 12/26/28
(a)
3,869,941 3,851,596
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A - 1.3% 8/17/26
(a)
9,086,526 9,057,494
Santander Bank NA (SBCLN)
Series 2021-1A Class B - 1.833% 12/15/31
(a)
3,250,000 3,247,591
Securitized Term Auto Loan Receivables Trust (SSTRT)
Series 2019-CRTA Class A - 2.453% 3/25/26
(a) (b)
590,506 596,394
Series 2019-CRTA Class C - 2.849% 3/25/26
(a) (b)
442,879 447,982
United Auto Credit Securitization Trust (UACST)
Series 2021-1 Class A - 0.34% 7/10/23
(a)
142,523 142,511
Westlake Automobile Receivables Trust (WLAKE)
Series 2020-2A Class A - 0.93% 2/15/24
(a)
895,640 896,566
a
53,838,308
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO LP (ABPCI)
Series 2016-1A Class A1A2 - 1.8315% 7/20/33 Floating
Rate (Qtrly LIBOR + 170)
(a) (b) (c)
2,000,000 1,999,994
Series 2020-10A Class A - 2.0815% 1/20/32 Floating
Rate (Qtrly LIBOR + 195)
(a) (b) (c)
6,500,000 6,503,791
Arbor Realty Commercial Real Estate Notes Ltd. (ARCLO)
Series 2021-FL4 Class A - 1.44% 11/15/36 Floating Rate
(Mthly LIBOR + 135)
(a) (b) (c)
5,000,000 5,003,879
Audax Senior Debt CLO LLC (AUDAX)
Series 2021-6A Class A1 - 1.63797% 10/20/33 Floating
Rate (Qtrly LIBOR + 150)
(a) (c)
6,000,000 6,003,017
a
a a
$ Principal
Amount $ Value a
a
Ballyrock CLO Ltd. (BALLY)
Series 2016-1A Class BR2 - 1.47375% 10/15/28 Floating
Rate (Qtrly LIBOR + 135)
(a) (b) (c)
4,000,000 3,999,992
BlackRock Elbert CLO V Ltd. (ELB)
Series 5A Class A1 - 2.10275% 12/15/31 Floating Rate
(Qtrly LIBOR + 190)
(a) (b) (c)
4,000,000 4,006,356
Blackrock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A - 1.8315% 4/20/33 Floating Rate
(Qtrly LIBOR + 170)
(a) (b) (c)
5,500,000 5,499,983
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A - 2.10275% 12/15/28 Floating
Rate (Qtrly LIBOR + 190)
(a) (b) (c)
2,643,628 2,644,952
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class A - 1.97375% 10/15/31 Floating
Rate (Qtrly LIBOR + 185)
(a) (b) (c)
5,500,000 5,514,608
Series 2020-2A Class A - 2.02375% 10/15/32 Floating
Rate (Qtrly LIBOR + 190)
(a) (b) (c)
4,500,000 4,505,747
Series 2021-2A Class A - 1.74375% 4/22/33 Floating
Rate (Qtrly LIBOR + 162)
(a) (b) (c)
3,000,000 2,999,991
Series 2021-6A Class A - 1.55324% 11/22/33 Floating
Rate (Qtrly LIBOR + 140)
(a) (b) (c)
3,600,000 3,600,344
Churchill Middle Market CLO Ltd. (CHMML)
Series 2021-1A Class A1 - 1.63382% 10/24/33 Floating
Rate (Qtrly LIBOR + 150)
(a) (b) (c)
2,750,000 2,750,000
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 - 1.84052% 1/15/34 Floating
Rate (Qtrly LIBOR + 160)
(a) (b) (c)
4,000,000 4,000,000
Fortress Credit Opportunities CLO Ltd. (FCO)
Series 2017-9A Class A1TR - 1.67231% 10/15/33 Floating
Rate (Qtrly LIBOR + 155)
(a) (b) (c)
1,500,000 1,499,792
Series 2021-15A Class A2 - 1.67388% 4/25/33 Floating
Rate (Qtrly LIBOR + 155)
(a) (b) (c)
3,500,000 3,499,989
Golub Capital Partners CLO Ltd. (GOCAP)
Series 2016-31A Class CR - 3.03975% 8/05/30 Floating
Rate (Qtrly LIBOR + 290)
(a) (b) (c)
1,000,000 999,985
Series 2021-54A Class A2 - 1.65065% 8/05/33 Floating
Rate (Qtrly LIBOR + 153)
(a) (b) (c)
4,500,000 4,499,754
Series 2021-54A Class B - 1.97065% 8/05/33 Floating
Rate (Qtrly LIBOR + 185)
(a) (b) (c)
2,500,000 2,499,895
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class A1R - 1.81375% 7/15/33 Floating
Rate (Qtrly LIBOR + 169)
(a) (b) (c)
5,000,000 5,000,478
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 - 1.63382% 9/14/33 Floating
Rate (Qtrly LIBOR + 150)
(a) (b) (c)
7,500,000 7,503,709
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A1 - 1.3815% 4/20/29 Floating
Rate (Qtrly LIBOR + 125)
(a) (b) (c)
3,000,000 2,999,994
a
87,536,250
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2020-A Class A - 2.1% 2/18/25
(a)
6,750,000 6,767,455
Series 2021-A Class A4 - 0.88% 8/15/25
(a)
2,150,000 2,150,844
Series 2021-B Class A - 1.03% 8/15/26
(a)
2,000,000 1,987,630
Bankers Healthcare Group Securitization Trust (BHG)
Series 2020-A Class A - 2.56% 9/17/31
(a)
3,513,973 3,550,367
Series 2021-A Class A - 1.42% 11/17/33
(a)
799,178 794,345
Conn's Receivables Funding LLC (CONN)
Series 2020-A Class A - 1.71% 6/16/25
(a)
48,406 48,466
Series 2021-A Class A - 1.05% 5/15/26
(a)
10,279,446 10,272,033
Foundation Finance Trust (FFIN)
Series 2019-1A Class A - 3.86% 11/15/34
(a)
1,379,164 1,414,298

a
a a
$ Principal
Amount $ Value a
a
Series 2021-2A Class A - 2.19% 1/15/42
(a)
2,750,000 2,747,244
Freed ABS Trust (FREED)
Series 2021-1CP Class A - 0.66% 3/20/28
(a)
417,663 417,218
Series 2021-2 Class A - 0.68% 6/19/28
(a)
580,027 579,608
Marlette Funding Trust (MFT)
Series 2019-4A Class A - 2.39% 12/17/29
(a)
86,119 86,240
Series 2021-1A Class A2 - 0.6% 6/16/31
(a)
1,087,052 1,087,008
Series 2021-2A Class A - 0.51% 9/15/31
(a)
2,562,237 2,557,472
Series 2021-2A Class B - 1.06% 9/15/31
(a)
2,000,000 1,986,134
Series 2021-3A Class A - 0.65% 12/15/31
(a)
1,792,705 1,788,181
Onemain Financial Issuance Trust (OMFIT)
Series 2018-1A Class A - 3.3% 3/14/29
(a)
3,385,768 3,388,374
Series 2018-1A Class B - 3.61% 3/14/29
(a)
1,500,000 1,516,436
Pagaya AI Debt Selection Trust (PAID)
Series 2020-3 Class A - 2.1% 5/17/27
(a)
1,093,120 1,097,349
Series 2021-1 Class A - 1.18% 11/15/27
(a)
5,023,693 5,013,406
Series 2021-3 Class A - 1.15% 5/15/29
(a)
1,436,359 1,430,405
Series 2021-HG1 Class A - 0.06% 1/16/29
(a)
4,667,102 4,648,273
Small Business Lending Trust (SBIZ)
Series 2020-A Class A - 2.62% 12/15/26
(a)
147,350 147,497
SoFi Consumer Loan Program Trust (SCLP)
Series 2018-4 Class C - 4.17% 11/26/27
(a)
1,665,883 1,682,258
Series 2019-4 Class A - 2.45% 8/25/28
(a)
30,146 30,179
Series 2020-1 Class A - 2.02% 1/25/29
(a)
245,907 246,891
Theorem Funding Trust (THRM)
Series 2021-1A Class A - 1.28% 12/15/27
(a)
4,667,989 4,660,224
Upstart Securitization Trust (UPST)
Series 2017-2 Class C - 5.59% 3/20/25
(a)
45,729 45,806
Series 2019-2 Class B - 3.734% 9/20/29
(a)
538,075 541,059
Series 2020-1 Class A - 2.322% 4/22/30
(a)
709,710 711,502
Series 2020-3 Class A - 1.702% 11/20/30
(a)
1,638,727 1,643,851
Series 2021-1 Class A - 0.87% 3/20/31
(a)
1,028,763 1,025,527
Series 2021-2 Class A - 0.91% 6/20/31
(a)
1,202,341 1,200,256
Series 2021-3 Class A - 0.83% 7/20/31
(a)
1,640,322 1,634,983
Series 2021-5 Class A - 1.31% 11/20/31
(a)
2,750,000 2,741,174
a
71,639,993
a
Equipment
Amur Equipment Finance Receivables LLC (AXIS)
Series 2020-1A Class A2 - 1.68% 8/20/25
(a)
736,193 739,883
Series 2021-1A Class A2 - 0.75% 11/20/26
(a)
3,813,617 3,798,558
Atalaya Equipment Leasing Trust (AELF)
Series 2021-1A Class A1 - 0.32573% 11/15/22
(a)
1,457,562 1,456,788
BCC Funding Corp LLC (BCCFC)
Series 2019-1A Class A2 - 2.46% 8/20/24
(a)
1,270,938 1,280,936
Series 2020-1 Class A2 - 0.91% 8/20/25
(a)
525,379 526,090
CCG Receivables Trust (CCG)
Series 2019-1 Class B - 3.22% 9/14/26
(a)
250,000 254,354
Series 2019-2 Class A - 2.11% 3/15/27
(a)
681,068 685,840
Dell Equipment Finance Trust (DEFT)
Series 2019-1 Class C - 3.14% 3/22/24
(a)
2,750,000 2,753,724
Series 2021-2 Class A2 - 0.53% 12/22/26
(a)
625,000 618,604
Dext ABS LLC (DEXT)
Series 2020-1 Class A - 1.46% 2/16/27
(a)
1,822,770 1,824,701
Series 2021-1 Class A - 1.12% 2/15/28
(a)
3,750,000 3,745,495
Hewett-Packard Financial Services Equipment Trust
(HPEFS)
Series 2019-1A Class D - 2.72% 9/20/29
(a)
1,000,000 1,011,339
Series 2020-1A Class A3 - 1.76% 2/20/30
(a)
2,914,445 2,924,052
Pawnee Equipment Receivables Series LLC (PWNE)
Series 2019-1 Class A2 - 2.29% 10/15/24
(a)
2,651,515 2,668,068
a
a a
$ Principal
Amount $ Value a
a
Series 2020-1 Class A - 1.37% 11/17/25
(a)
1,668,889 1,674,386
Series 2021-1 Class A2 - 1.1% 7/15/27
(a)
1,500,000 1,492,003
a
27,454,821
a
Other
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class A - 2.74% 2/25/39
(a)
321,998 331,071
Octane Receivables Trust (OCTL)
Series 2019-1A Class A - 3.16% 9/20/23
(a)
471,444 473,772
Series 2020-1A Class A2 - 1.71% 2/20/25
(a)
3,193,326 3,203,716
Series 2021-1A Class A5 - 0.93% 3/22/27
(a)
1,468,219 1,461,757
Series 2021-2A Class A - 1.21% 9/20/28
(a)
2,634,918 2,622,015
Sierra Timeshare Receivables Funding LLC (SRFC)
Series 2019-2A Class A - 2.59% 5/20/36
(a)
611,397 618,972
Series 2019-2A Class B - 2.82% 5/20/36
(a)
76,425 77,211
Series 2020-2A Class A - 1.33% 7/20/37
(a)
1,009,930 1,007,878
9,796,392
a
Total Asset-Backed Securities (Cost $250,225,152) 250,265,764
Commercial Mortgage-Backed Securities - 11 .4 % a
a
ACRES Commercial Realty Corp. (XAN)
Series 2020-RSO8 Class C - 2.31448% 3/15/35 Floating
Rate (Mthly LIBOR + 215)
(a)
3,750,000 3,757,161
Series 2020-RSO8 Class D - 2.66448% 3/15/35 Floating
Rate (Mthly LIBOR + 250)
(a)
1,500,000 1,493,099
AREIT Trust (AREIT)
Series 2021-CRE5 Class A - 1.18975% 7/17/26 Floating
Rate (Mthly LIBOR + 108)
(a)
6,000,000 5,992,245
BDS Ltd. (BDS)
Series 2021-FL10 Class A - 1.45% 12/18/36 Floating
Rate (Mthly LIBOR + 135)
(a) (b)
4,000,000 3,990,868
BFLD Trust (BFLD)
Series 2020-OBRK Class A - 2.16% 11/15/22 Floating
Rate (Mthly LIBOR + 205)
(a)
2,625,000 2,629,463
BPCRE Ltd. (BPCRE)
Series 2021-FL1 Class A4 - 1.25863% 2/15/37 Floating
Rate (Mthly LIBOR + 115)
(a) (b)
4,000,000 4,008,616
BPR Trust (BPR)
Series 2021-KEN Class A - 1.36% 2/15/29 Floating Rate
(Mthly LIBOR + 125)
(a)
3,000,000 3,002,432
GPMT Ltd. (GPMT)
Series 2018-FL1 Class C - 2.23875% 11/19/35 Floating
Rate (Mthly LIBOR + 215)
(a) (b)
5,581,708 5,601,244
Series 2018-FL1 Class D - 3.03875% 11/21/35 Floating
Rate (Mthly LIBOR + 295)
(a) (b)
4,500,000 4,506,025
Series 2021-FL3 Class A - 1.35388% 7/16/35 Floating
Rate (Mthly LIBOR + 125)
(a) (b)
4,358,608 4,363,634
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 - 1.1575% 6/16/36 Floating
Rate (Mthly LIBOR + 105)
(a) (b)
4,750,000 4,750,765
Series 2021-FL2 Class A4 - 1.1075% 9/19/26 Floating
Rate (Mthly LIBOR + 100)
(a) (b)
2,750,000 2,744,926
Hilton USA Trust (HILT)
Series 2016-SFP Class E - 5.5191% 11/05/35
(a)
4,300,000 4,308,084
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 - 1.17863% 2/15/39 Floating
Rate (Mthly LIBOR + 107)
(a) (b)
4,500,000 4,494,484
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A - 1.40975% 7/15/36 Floating
Rate (Mthly LIBOR + 130)
(a) (b)
5,000,000 5,001,712

Short Duration Income Fund
(Continued)
Schedule of Investments
December 31, 2021 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
MF1 Ltd. (MF1)
Series 21-FL7 Class A - 1.1875% 10/18/36 Floating Rate
(Mthly LIBOR + 108)
(a) (b)
2,000,000 1,993,824
PFP Ltd. (PFP)
Series 2019-5 Class B - 1.7575% 4/14/36 Floating Rate
(Mthly LIBOR + 165)
(a) (b)
2,500,000 2,502,955
Series 2019-5 Class C - 2.1075% 4/14/36 Floating Rate
(Mthly LIBOR + 200)
(a) (b)
1,500,000 1,499,778
Series 2021-7 Class AS - 1.25975% 4/14/38 Floating
Rate (Mthly LIBOR + 115)
(a) (b)
4,499,775 4,493,876
Ready Capital Mortgage Financing LLC (RCMT)
Series 2020-FL4 Class A - 2.25188% 2/25/35 Floating
Rate (Mthly LIBOR + 215)
(a)
3,873,629 3,903,072
ReadyCap Commercial Mortgage Trust (RCMT)
Series 2021-FL7 Class A - 1.28% 11/25/36 Floating Rate
(Mthly LIBOR + 120)
(a)
4,000,000 4,002,524
VMC Finance LLC (VMC)
Series 2018-FL2 Class C - 2.05863% 10/15/35 Floating
Rate (Mthly LIBOR + 195)
(a)
3,336,074 3,347,750
Series 2021-FL4 Class A - 1.20388% 6/16/36 Floating
Rate (Mthly LIBOR + 110)
(a)
4,155,813 4,160,501
a
Total Commercial Mortgage-Backed Securities (Cost $86,560,235) 86,549,038
Mortgage-Backed Securities - 13 .3 % a
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class A - 4% 3/15/25 369,305 381,524
Series 4107 Class LW - 1.75% 8/15/27 3,920,475 3,892,739
Series 4281 Class AG - 2.5% 12/15/28 263,199 266,322
Series 3003 Class LD - 5% 12/15/34 549,323 618,590
Series 2952 Class PA - 5% 2/15/35 259,197 278,674
Series 3620 Class PA - 4.5% 12/15/39 446,875 474,467
Series 3842 Class PH - 4% 4/15/41 573,375 615,317
a
Pass-Through Securities
G18190 – 5.5% 6/01/22 784 789
G13300 – 4.5% 5/01/23 13,937 14,473
G18296 – 4.5% 2/01/24 48,920 50,863
G18306 – 4.5% 4/01/24 107,593 111,893
G18308 – 4% 5/01/24 204,133 214,343
J13949 – 3.5% 12/01/25 1,035,230 1,090,407
E02804 – 3% 12/01/25 683,493 715,795
J14649 – 3.5% 4/01/26 677,188 713,717
E02948 – 3.5% 7/01/26 2,102,238 2,215,271
J16663 – 3.5% 9/01/26 1,878,167 1,979,513
E03033 – 3% 2/01/27 1,138,641 1,193,034
ZS8692 – 2.5% 4/01/33 884,962 917,143
G01818 – 5% 5/01/35 630,434 701,434
16,446,308
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2010-54 Class WA - 3.75% 6/25/25 99,044 100,356
a
Pass-Through Securities
888439 – 5.5% 6/01/22 635 637
AR8198 – 2.5% 3/01/23 458,935 474,437
MA1502 – 2.5% 7/01/23 431,844 446,432
995960 – 5% 12/01/23 16,253 16,751
a
a a
$ Principal
Amount $ Value a
a
AD0629 – 5% 2/01/24 12,565 12,949
930667 – 4.5% 3/01/24 95,007 98,753
995693 – 4.5% 4/01/24 69,682 72,324
MA0043 – 4% 4/01/24 299,378 314,207
995692 – 4.5% 5/01/24 220,992 229,561
931739 – 4% 8/01/24 48,767 51,212
AE0031 – 5% 6/01/25 85,478 88,192
AD7073 – 4% 6/01/25 168,311 176,854
AL0471 – 5.5% 7/01/25 184,894 190,793
310139 – 3.5% 11/01/25 1,233,223 1,299,387
AB1769 – 3% 11/01/25 592,337 619,895
AH3429 – 3.5% 1/01/26 3,138,653 3,305,836
AB2251 – 3% 2/01/26 787,019 824,418
AB3902 – 3% 11/01/26 551,387 577,526
AB4482 – 3% 2/01/27 2,797,222 2,934,814
AL1366 – 2.5% 2/01/27 994,925 1,031,556
AB6291 – 3% 9/01/27 561,834 589,152
MA3189 – 2.5% 11/01/27 907,392 938,102
MA3791 – 2.5% 9/01/29 1,909,361 1,975,752
BM5708 – 3% 12/01/29 1,528,468 1,599,942
MA0587 – 4% 12/01/30 1,783,154 1,910,282
BA4767 – 2.5% 1/01/31 1,017,613 1,056,180
AS7701 – 2.5% 8/01/31 3,014,567 3,138,298
555531 – 5.5% 6/01/33 1,343,235 1,518,826
MA3540 – 3.5% 12/01/33 1,025,679 1,083,495
725232 – 5% 3/01/34 123,199 138,968
995112 – 5.5% 7/01/36 599,179 681,713
27,497,600
a
Government National Mortgage Association
Pass-Through Securities
5255 – 3% 12/20/26 2,366,810 2,475,092
a
Non-Government Agency
Collateralized Mortgage Obligations
Bunker Hill Loan Depositary Trust (BHLD)
Series 2019-3A Class A1 - 2.724% 11/25/59
(a) (c)
1,371,282 1,383,644
Citigroup Mortgage Loan Trust, Inc. (CMLTI)
Series 2014-A Class A - 4% 1/25/35
(a) (c)
465,366 474,974
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 - 3% 3/25/47
(a) (c)
947,679 947,101
Series 2021-7 Class B - 2.5% 8/25/51
(a) (c)
6,054,620 6,106,324
Series 2021-10IN Class A6 - 2.5% 10/25/51
(a) (c)
5,815,078 5,881,193
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2021-PJ9 Class A8 - 2.5% 2/26/52
(a) (c)
3,817,035 3,859,768
Series 2020-NQM1 Class A1 - 1.382% 9/27/60
(a) (c)
792,033 787,874
JPMorgan Mortgage Trust (JPMMT)
Series 2014-2 Class 2A2 - 3.5% 6/25/29
(a) (c)
1,063,605 1,073,863
Series 2014-5 Class B - 2.86653% 10/25/29
(a) (c)
2,326,629 2,363,469
Series 2016-3 Class A - 3% 10/25/46
(a) (c)
1,825,708 1,817,713
Series 2017-3 Class A - 2.5% 8/25/47
(a) (c)
3,453,740 3,436,388
Series 2018-6 Class 2A2 - 3% 12/25/48
(a) (c)
752,039 760,019
Series 2020-7 Class A - 3% 1/25/51
(a) (c)
274,629 275,838
Series 2020-8 Class A - 3% 3/25/51
(a) (c)
417,375 418,869
Series 2021-4 Class A4 - 2.5% 8/25/51
(a) (c)
2,480,037 2,504,856
Series 2021-6 Class B - 2.5% 10/25/51
(a) (c)
5,568,943 5,621,720
Series 2021-8 Class B - 2.5% 12/25/51
(a) (c)
1,813,715 1,829,770
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A - 3% 2/25/50
(a) (c)
1,322,749 1,325,457

a
a a
$ Principal
Amount $ Value a
a
Rate Mortgage Trust (RATE)
Series 2021-J3 Class A7 - 2.5% 10/25/51
(a) (c)
4,844,522 4,890,434
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 - 2.5% 7/25/51
(a) (c)
6,767,277 6,835,640
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A - 4.5% 8/25/49
(a) (c)
924,875 934,851
Series 2019-5 Class A4 - 3.5% 12/25/49
(a) (c)
103,411 103,426
Series 2020-1 Class A4 - 3.5% 2/25/50
(a) (c)
12,408 12,415
Series 2020-2 Class A - 3.5% 3/25/50
(a) (c)
235,644 236,445
Series 2020-3 Class A - 3% 4/25/50
(a) (c)
660,695 666,036
54,548,087
a
Total Mortgage-Backed Securities (Cost $99,319,139) 100,967,087
U.S. Treasuries - 20 .4 % a
a
U.S. Treasury Notes
2% 7/31/22 17,000,000 17,175,142
2% 2/15/23 7,000,000 7,121,543
1.5% 2/28/23 25,000,000 25,298,828
2% 5/31/24 15,000,000 15,413,672
1.125% 2/28/25 3,000,000 3,011,016
0.375% 4/30/25 5,000,000 4,889,844
0.25% 8/31/25 20,000,000 19,375,781
1.875% 7/31/26 15,000,000 15,427,148
1.625% 10/31/26 17,000,000 17,292,852
1.125% 2/28/27 6,500,000 6,450,234
1.125% 2/29/28 16,000,000 15,771,250
1.25% 3/31/28 7,000,000 6,939,297
a
Total U.S. Treasuries (Cost $154,233,919) 154,166,607
Short-Term Securities Held as Collateral for Securities on Loan - 0 .0 % a
a
Citibank N.A. DDCA
0.03% 36,188 36,188
Goldman Sachs Financial Square Government Fund
Institutional Class - 0.03% 325,687 325,687
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $361,875) 361,875
Total Investments in Securities (Cost $724,229,454) 728,979,893
Cash - 3.6%
(d)
27,208,710
Other Assets Less Other Liabilities -  0.2% 1,546,340
Net Assets - 100% 757,734,943
Net Asset Value Per Share - Investor Class 12.25
Net Asset Value Per Share - Institutional Class 12.27
^ This security or a partial position of this security was on loan as of December 31, 2021. The total value of securities on loan as of December 31, 2021 was $354,336.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Foreign domiciled entity.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Cash held in an interest bearing account with a .03% interest rate.

Ultra Short Government Fund
Schedule of Investments
December 31, 2021 (Unaudited)
Asset-Backed Securities - 7 .6 % a
a a
$ Principal
Amount $ Value a
a
Automobile
ACC Auto Trust (AUTOC)
Series 2021-A Class A - 1.08% 4/15/27
(a)
187,167 186,740
American Credit Acceptance Receivables Trust (ACAR)
Series 2020-4 Class A - 0.53% 3/13/24
(a)
42,630 42,635
Series 2021-2 Class B - 0.37% 10/15/24
(a)
110,127 110,082
ARI Fleet Lease Trust (ARIFL)
Series 2019-A Class A - 2.41% 11/15/27
(a)
158,895 159,481
Series 2020-A Class A - 1.77% 8/15/28
(a)
374,613 376,085
Carvana Auto Receivables Trust (CRVNA)
Series 2019-2A Class B - 2.74% 12/15/23
(a)
8,435 8,440
CFMT LLC (CFMT)
Series 2021-AL1 Class B - 1.39% 9/22/31
(a)
457,169 455,969
DT Auto Owner Trust (DTAOT)
Series 2020-3A Class C - 0.54% 4/15/24
(a)
64,987 65,005
GLS Auto Receivables Issuer Trust (GCAR)
Series 2020-1A Class A - 2.17% 2/15/24
(a)
75,435 75,546
Series 2020-4A Class A - 0.52% 2/15/24
(a)
107,689 107,714
Series 2021-4A Class A - 0.84% 7/15/25
(a)
500,000 500,027
United Auto Credit Securitization Trust (UACST)
Series 2021-1 Class A - 0.34% 7/10/23
(a)
142,523 142,511
Westlake Automobile Receivables Trust (WLAKE)
Series 2020-2A Class A - 0.93% 2/15/24
(a)
167,932 168,106
a
2,398,341
a
Consumer & Specialty Finance
Conn's Receivables Funding LLC (CONN)
Series 2021-A Class A - 1.05% 5/15/26
(a)
446,932 446,610
Marlette Funding Trust (MFT)
Series 2021-2A Class A - 0.51% 9/15/31
(a)
160,140 159,842
Onemain Financial Issuance Trust (OMFIT)
Series 2018-1A Class A - 3.3% 3/14/29
(a)
209,602 209,763
Theorem Funding Trust (THRM)
Series 2021-1A Class A - 1.28% 12/15/27
(a)
333,428 332,873
Upstart Securitization Trust (UPST)
Series 2020-1 Class A - 2.322% 4/22/30
(a)
112,119 112,402
Series 2021-3 Class A - 0.83% 7/20/31
(a)
205,040 204,373
a
1,465,863
a
Equipment
Atalaya Equipment Leasing Trust (AELF)
Series 2021-1A Class A1 - 0.32573% 11/15/22
(a)
182,195 182,099
Dell Equipment Finance Trust (DEFT)
Series 2020-2 Class A - 0.47% 10/24/22
(a)
186,153 186,241
Pawnee Equipment Receivables LLC (PWNE)
Series 2021-1 Class A1 - 0.30165% 10/17/22
(a)
812,469 812,243
SCF Equipment Leasing LLC (SCFET)
Series 2020-1A Class A - 0.68% 10/20/25
(a)
189,527 189,613
1,370,196
a
Total Asset-Backed Securities (Cost $5,236,162) 5,234,400
U.S. Treasuries - 83 .1 % a
a
U.S. Treasury Notes
1.875% 1/31/22 9,000,000 9,012,425
1.875% 2/28/22 9,750,000 9,777,519
0.375% 3/31/22 17,500,000 17,512,082
1.75% 5/31/22 13,000,000 13,085,071
a
a a
$ Principal
Amount $ Value a
a
0.125% 6/30/22 8,000,000 7,997,072
a
Total U.S. Treasuries (Cost $57,397,521) 57,384,169
Total Investments in Securities (Cost $62,633,683) 62,618,569
Cash - 9.0%
(b)
6,182,640
Other Assets Less Other Liabilities -  0.3% 217,518
Net Assets - 100% 69,018,727
Net Asset Value Per Share - Institutional Class 9.99
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Cash held in an interest bearing account with a .03% interest rate.

Value Fund
Schedule of Investments
December 31, 2021 (Unaudited)
Common Stocks - 97 .5 % a
Information Technology
% of Net
Assets Shares $ Value
Data Processing & Outsourced Services 11.1
Mastercard, Inc. - Class A 115,000 41,321,800
Visa, Inc. - Class A 185,000 40,091,350
Fidelity National Information Services, Inc. 315,000 34,382,250
a
Semiconductors 3.5
Analog Devices, Inc. 210,000 36,911,700
a
IT Consulting & Other Services 3.2
Accenture plc - Class A
(a)
80,000 33,164,000
a
Application Software 2.9
salesforce.com, Inc.
(b)
120,000 30,495,600
a
Systems Software 2.7
Oracle Corp. 325,000 28,343,250
a
23.4 244,709,950
Communication Services
Interactive Media & Services 12.3
Alphabet, Inc. - Class C
(b)
27,000 78,126,930
Meta Platforms, Inc. - Class A
(b)
150,000 50,452,500
a
Cable & Satellite 10.1
Liberty Broadband Corp. - Class C
(b)
300,000 48,330,000
Liberty Media Corp-Liberty SiriusXM - Class C
(b)
650,000 33,052,500
Comcast Corp. - Class A 500,000 25,165,000
a
22.4 235,126,930
Financials
Multi-Sector Holdings 4.7
Berkshire Hathaway, Inc. - Class B
(b)
165,000 49,335,000
a
Investment Banking & Brokerage 4.6
The Charles Schwab Corp. 575,000 48,357,500
a
Insurance Brokers 3.6
Aon plc - Class A
(a)
126,077 37,893,703
a
Financial Exchanges & Data 2.8
S&P Global, Inc. 62,500 29,495,625
a
Diversified Banks 1.2
JPMorgan Chase & Co. 75,000 11,876,250
a
16.9 176,958,078
Health Care
Life Sciences Tools & Services 4.5
Thermo Fisher Scientific, Inc. 70,000 46,706,800
a
Health Care Equipment 4.4
Danaher Corp. 140,000 46,061,400
a
Health Care Services 3.7
Laboratory Corp. of America Holdings
(b)
125,000 39,276,250
a
12.6 132,044,450
a
Consumer Discretionary
% of Net
Assets Shares $ Value
Automotive Retail 6.3
AutoZone, Inc.
(b)
17,500 36,686,825
CarMax, Inc.
(b)
225,000 29,301,750
a
Internet & Direct Marketing Retail 2.7
Amazon.com, Inc.
(b)
8,500 28,341,890
a
9.0 94,330,465
Industrials
Research & Consulting Services 4.0
CoStar Group, Inc.
(b)
525,000 41,490,750
a
Industrial Conglomerates 2.8
Roper Technologies, Inc. 60,000 29,511,600
a
6.8 71,002,350
Materials
Construction Materials 3.9
Vulcan Materials Co. 200,000 41,516,000
a
Industrial Gases 2.5
Linde plc
(a)
75,000 25,982,250
a
6.4 67,498,250
a
Total Common Stocks (Cost $436,955,810) 1,021,670,473
Cash Equivalents - 2 .1 % a
a a
$ Principal
Amount $ Value a
a
U.S. Treasury Bills, 0.02000% to 0.05%,
2/15/22 to 3/24/22
(c)
22,000,000 21,998,817
a
Total Cash Equivalents (Cost $21,998,474) 21,998,817
Total Investments in Securities (Cost $458,954,284) 1,043,669,290
Cash - 0.5%
(d)
5,445,462
Other Assets Less Other Liabilities -  (0.1%) (764,640)
Net Assets - 100% 1,048,350,112
Net Asset Value Per Share - Investor Class 61.77
Net Asset Value Per Share - Institutional Class 63.04
(a) Foreign domiciled entity.
(b) Non-income producing.
(c) Interest rates presented represent the effective yield at December 31, 2021.
(d) Cash held in an interest bearing account with a .03% interest rate.

NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2021 (Unaudited)
(1) Disclaimer
The schedule of portfolio holdings are unaudited and are presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.
(2) Additional Information
The Funds’ annual and semi-annual reports contain further information, including the Funds’ significant accounting policies, pricing and fair valuation information and risks. These reports are available on the Funds’ website at weitzinvestments.com.